As filed with the Securities and Exchange Commission on December 6, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21649

INSTITUTIONAL LIQUIDITY TRUST

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Institutional Liquidity Trust

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Lehman Brothers

Institutional Liquidity Funds

Institutional Class Cash Management Class Capital Class Select Class	Administrative Class Service Class Premier Class

Money Market Portfolio Prime Portfolio Government Portfolio Government Reserves Portfolio	Treasury Portfolio Tax-Exempt Portfolio Municipal Portfolio

Semi-Annual Report

September 30, 2007

Contents

THE PORTFOLIOS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Money Market Portfolio	3
Prime Portfolio	3
Government Portfolio	6
Government Reserves Portfolio	6
Treasury Portfolio	6
Tax-Exempt Portfolio	8
Municipal Portfolio	10
Portfolio Expense Information	16

FINANCIAL STATEMENTS	22

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Money Market Portfolio	40
Prime Portfolio	44
Government Portfolio	48
Government Reserves Portfolio	52
Treasury Portfolio	56
Tax-Exempt Portfolio	60
Municipal Portfolio	64

THE MASTER SERIES'

SCHEDULE OF INVESTMENTS

Money Market Master Series	70
Prime Master Series	74
Government Master Series	80
Government Reserves Master Series	82
Treasury Master Series	83
Tax-Exempt Master Series	84
Municipal Master Series	103

FINANCIAL STATEMENTS	118

FINANCIAL HIGHLIGHTS

Money Market Master Series	129
Prime Master Series	130
Government Master Series	131
Government Reserves Master Series	132
Treasury Master Series	133
Tax-Exempt Master Series	134
Municipal Master Series	135

Directory	137

Proxy Voting Policies and Procedures	138

Quarterly Portfolio Schedule	138

Board Consideration of the Management and Sub-Advisory Agreements	138

©2007 Lehman Brothers Asset Management LLC All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Lehman Brothers Institutional Liquidity Funds for the period ended September 30, 2007. The report includes portfolio commentaries, listings of the Portfolios' investments, and their financial statements for the reporting period.

The period was marked by extreme volatility in both credit and equity markets, as the housing decline finally began to affect the broader fixed income markets. Beginning in July, reports of problems at two hedge funds began to unsettle investors, leading to a flight to the safety of Treasuries that dislocated short-term rates. After using a variety of available policy levers during the worst of the crisis, the Federal Reserve took strong action in September by cutting the Fed Funds rate by 50 basis points, in an effort to prevent credit issues from affecting the broader economy.

During the period, we introduced several new portfolios into the Institutional Liquidity Funds. Our new Portfolios are the Government Reserves Portfolio, the Tax-Exempt Portfolio and the Municipal Portfolio. As always, our goal is to offer competitive products that meet the specific needs of institutional investors.

The Portfolios performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

Institutional Liquidity Funds Portfolio Commentaries

We are pleased to report that both the Money Market Portfolio Institutional Class and the Prime Portfolio Institutional Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the six months ended September 30, 2007.

The Federal Reserve remained on hold throughout most of the period, with rates at 5.25%. The minutes from the Federal Open Market Committee's March meeting (released in April) indicated the Fed's reluctance to cut rates, given the level of inflation-despite the slowing of the economy. However, market expectations for a rate cut remained in place, as seen by a gradual drop in short-term Treasury yields. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since June 2006, and this yield dropped lower still in June as prices increased. Beginning in July, worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

New challenges arose in July for the credit markets, as the perceived risk of owning corporate bonds soared. Investors became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. While the Fed left rates unchanged at its August 7 meeting, citing the risk that inflation would "fail to moderate," the central bank did acknowledge the ongoing housing correction and tighter credit conditions as issues.

Shortly thereafter, in response to the deepening turmoil in the markets, the Fed lowered the Discount rate (the interest rate charged to banks), began accepting a wider range of collateral at the discount window and added substantial additional reserves to the banking system. These steps were seen by many as a "surgical approach," in which all the levers of monetary policy available to the Fed would be employed, in contrast to a hasty move to lower the Fed Funds rate.

September brought the release of August payroll figures, which were negative for the first time in four years, as well as a sharp revision to the prior two months' figures-and seen as apparent proof that the employment situation appeared to be worsening. (August payroll figures were adjusted upward in October) This, coupled with a housing market that continued to see declining prices and higher inventories, heightened the Fed's interest in preempting any material effects on economic growth.

As a result, the Fed reduced the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50 basis point reduction. In taking rates lower, the Federal Open Market Committee commented that the action was "intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets." The committee added that it was prepared to "act as needed to foster price stability and sustainable economic growth."

After an impressive rally, the two-year U.S. Treasury note closed out September at below 4% for the first time since 2005, finishing the period yielding 3.99%, while the 10-year note finished at 4.59% and the three-month U.S. Treasury bill yielded 3.80%.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

Money Market Portfolio

For the six months ended September 30, 2007, the Money Market Portfolio Institutional Class returned 2.67% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 2.54%. The Portfolio's Institutional Class closed the period with a 5.34% seven-day current yield and a 5.48% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

MONEY MARKET MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	29.8%
8 - 30 Days	28.4
31 - 90 Days	25.6
91 - 180 Days	13.9
181+ Days	2.3

Prime Portfolio

For the six months ended September 30, 2007, the Prime Portfolio Institutional Class returned 2.66% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 2.54%. The Portfolio's Institutional Class closed the period with a 5.31% seven-day current yield and a 5.45% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY

PORTFOLIO CO-MANAGERS

PRIME MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	50.2%
8 - 30 Days	22.1
31 - 90 Days	17.6
91 - 180 Days	8.5
181+ Days	1.6

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2007 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	size=1>Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Money Market Portfolio	5.34%	5.48%	5.28%	5.42%	5.24%	5.38%	5.19%	5.32%	5.09%	5.22%	4.94%	5.06%	4.84%	4.96%

Prime Portfolio	5.31%	5.45%	5.26%	5.40%	5.21%	5.35%	5.16%	5.29%	5.06%	5.19%	4.91%	5.03%	4.81%	4.93%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Portfolio.

Institutional Liquidity Funds Portfolio Commentaries

We are pleased to report that the Government Portfolio Institutional Class and the Treasury Portfolio Institutional Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Government & Agencies Institutional Average and the iMoneyNet Money Fund Report Treasury & Repo Institutional Average, respectively, for the six months ended September 30, 2007. The Government Reserves Portfolio Institutional Class delivered positive returns for the period from its inception on July 9, 2007 through September 30, 2007.

The Federal Reserve remained on hold throughout most of the period, with rates at 5.25%. The minutes from the Federal Open Market Committee's March meeting (released in April) indicated the Fed's reluctance to cut rates, given the level of inflation—despite the slowing of the economy. However, market expectations for a rate cut remained in place, as seen by a gradual drop in short-term Treasury yields. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since June 2006, and this yield dropped lower still in June as prices increased. Beginning in July, worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

New challenges arose in July for the credit markets, as the perceived risk of owning corporate bonds soared. Investors became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. While the Fed left rates unchanged at its August 7 meeting, citing the risk that inflation would "fail to moderate," the central bank did acknowledge the ongoing housing correction and tighter credit conditions as issues.

Shortly thereafter, in response to the deepening turmoil in the markets, the Fed lowered the Discount rate (the interest rate charged to banks), began accepting a wider range of collateral at the discount window and added substantial additional reserves to the banking system. These steps were seen by many as a "surgical approach," in which all the levers of monetary policy available to the Fed would be employed, in contrast to a hasty move to lower the Fed Funds rate.

September brought the release of August payroll figures, which were negative for the first time in four years, as well as a sharp revision to the prior two months' figures-and seen as apparent proof that the employment situation appeared to be worsening. (August payroll figures were adjusted upward in October) This, coupled with a housing market that continued to see declining prices and higher inventories heightened the Fed's interest in preempting any material effects on economic growth.

As a result, the Fed reduced the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50 basis point reduction. In taking rates lower, the Federal Open Market Committee commented that the action was "intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets." The committee added that it was prepared to "act as needed to foster price stability and sustainable economic growth."

After an impressive rally, the two-year U.S. Treasury note closed out September at below 4% for the first time since 2005, finishing the period yielding 3.99%, while the 10-year note finished at 4.59% and the three-month U.S. Treasury bill yielded 3.80%.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

Government Portfolio

For the six months ended September 30, 2007, the Government Portfolio Institutional Class returned 2.59% compared to the iMoneyNet Money Fund Report Government & Agencies Institutional Average's 2.48%. The Portfolio's Institutional Class closed the period with a 4.99% seven-day current yield and a 5.11% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

GOVERNMENT MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	59.4%
8 - 30 Days	11.2
31 - 90 Days	20.8
91 - 180 Days	6.1
181+ Days	2.5

Government Reserves Portfolio

For the period from inception on July 9, 2007 through September 30, 2007, the Government Reserves Portfolio Institutional Class returned 1.17%. The Portfolio's Institutional Class closed the period with a 4.98% seven-day current yield and a 5.10% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

GOVERNMENT RESERVES MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	20.9%
8 - 30 Days	20.7
31 - 90 Days	47.2
91 - 180 Days	9.6
181+ Days	1.6

Treasury Portfolio

For the six months ended September 30, 2007, the Treasury Portfolio Institutional Class returned 2.47% compared to the iMoneyNet Money Fund Report Treasury & Repo Institutional Average's 2.35%. The Portfolio's Institutional Class closed the period with a 4.29% seven-day current yield and a 4.38% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

TREASURY MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	95.4%
8 - 30 Days	0.0
31 - 90 Days	0.0
91 - 180 Days	1.3
181+ Days	3.3

Sincerely,

JOHN C. DONOHUE AND SCOTT F. RIECKE

PORTFOLIO CO-MANAGERS

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2007 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Govern- ment Portfolio	4.99%	5.11%	4.94%	5.06%	4.89%	5.01%	4.84%	4.96%	4.74%	4.85%	4.59%	4.69%	4.49%	4.59%

Govern- ment Reserve Portfolio	4.98%	5.10%	4.93%	5.05%	4.88%	5.00%	4.83%	4.95%	4.73%	4.84%	4.58%	4.68%	4.48%	4.58%

Treasury Portfolio	4.29%	4.38%	4.24%	4.33%	4.19%	4.28%	4.14%	4.23%	4.04%	4.12%	3.89%	3.97%	3.79%	3.86%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Portfolio.

Institutional Liquidity Funds Portfolio Commentary

We are pleased to report that the Tax-Exempt Portfolio Institutional Class earned a positive return from its inception on September 10, 2007 through the period ended September 30, 2007.

The first 20 days of the Portfolio's operation coincided with one of the (for now) final acts of a market crisis that had held investors' attention for most of the summer. After holding the Fed Funds rate steady in June and August, despite the increasing turmoil, the Federal Reserve lowered this rate by 50 basis points in September, marking the first rate reduction since 2003. The Fed's move to 4.75% was only the second occasion in the last 20 years in which the Fed has commenced an easing cycle with a 50 basis point reduction. In taking rates lower, the Fed's Open Market Committee commented that its action "is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets." The committee added that it is prepared to "act as needed to foster price stability and sustainable economic growth."

During the brief reporting period, weak payroll figures appeared to suggest that the employment situation was worsening. Viewing this, along with a housing market that continues to see declining prices and skyrocketing inventory, the Federal Reserve in lowering rates sought to preempt any material effects from the summer's tight liquidity conditions on economic growth.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

During the brief reporting period, tax-exempt money market fund yields rose relative to the previous two months. While the lack of liquidity in the marketplace continues to affect short term yields, we have witnessed signs of normalcy returning to the money fund arena. We attribute the rising yields more to an abundant supply of paper in the market than to the credit crisis. Over the period, tax-exempt/taxable ratios looked unusually cheap for variable rate demand notes that reset both daily and weekly, and we expect non-traditional buyers to enter the marketplace going forward. We continue to maintain a duration neutral stance, with the Portfolio's weighted average maturity in a range of 25-30 days.

Tax-Exempt Portfolio

For the 20-day period from the inception of the Portfolio on September 10, 2007 through September 30, 2007, the Tax-Exempt Portfolio Institutional Class returned 0.21%. The Portfolio's Institutional Class closed the reporting period with a 3.75% seven-day current yield* and a 3.82% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

TAX-EXEMPT MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	87.3%
8 - 30 Days	1.0
31 - 90 Days	3.4
91 - 180 Days	2.4
181+ Days	5.9

Sincerely,

WILLIAM J. FURRER AND KRISTIAN J. LIND

PORTFOLIO CO-MANAGERS

*	Current yield more closely reflects current earnings than does total return. Tax-equivalent yield is based on the maximum federal income tax rate of 35%.

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent effective yields as of September 30, 2007 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax- Exempt Portfolio	3.75%	3.82%	5.94%	3.70%	3.77%	5.85%	3.65%	3.72%	5.78%	3.60%	3.66%	5.69%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax- Exempt Portfolio	3.50%	3.56%	5.52%	3.35%	3.41%	5.28%	3.25%	3.30%	5.12%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Portfolio.

Institutional Liquidity Funds Portfolio Commentary

We are pleased to report that the Municipal Portfolio Institutional Class earned a positive return from its inception on September 10, 2007 through the period ended September 30, 2007.

The first 20 days of the Portfolio's operation coincided with one of the (for now) final acts of a market crisis that had held investors' attention for most of the summer. After holding the Fed Funds rate steady in June and August, despite the increasing turmoil, the Federal Reserve lowered this rate by 50 basis points in September, marking the first rate reduction since 2003. The Fed's move to 4.75% was only the second occasion in the last 20 years in which the Fed has commenced an easing cycle with a 50 basis point reduction. In taking rates lower, the Fed's Open Market Committee commented that its action "is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets." The committee added that it is prepared to "act as needed to foster price stability and sustainable economic growth."

During the brief reporting period, weak payroll figures appeared to suggest that the employment situation was worsening. Viewing this, along with a housing market that continues to see declining prices and skyrocketing inventory, the Federal Reserve in lowering rates sought to preempt any material effects from the summer's tight liquidity conditions on economic growth.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

During the brief reporting period, tax-exempt money market fund yields rose relative to the previous two months. While the lack of liquidity in the marketplace continues to affect short term yields, we have witnessed signs of normalcy returning to the money fund arena. We attribute the rising yields more to an abundant supply of paper in the market than to the credit crisis. Over the period, tax-exempt/taxable ratios looked unusually cheap for variable rate demand notes that reset both daily and weekly, and we expect non-traditional buyers to enter the marketplace going forward. We continue to maintain a duration neutral stance, with the Portfolio's weighted average maturity in a range of 25-30 days.

Municipal Portfolio

For the 20-day period from the inception of the Portfolio on September 10, 2007 through September 30, 2007, the Municipal Portfolio Institutional Class returned 0.22%. The Portfolio's Institutional Class closed the reporting period with a 3.81% seven-day current yield* and a 3.88% seven-day effective yield; this more closely reflects current earnings than six-month or one-year figures.

MUNICIPAL MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	88.2%
8 - 30 Days	0.3
31 - 90 Days	1.4
91 - 180 Days	5.7
181+ Days	4.4

Sincerely,

WILLIAM J. FURRER AND KRISTIAN J. LIND

PORTFOLIO CO-MANAGERS

*	Current yield more closely reflects current earnings than does total return. Tax-equivalent yield is based on the maximum federal income tax rate of 35%.

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent effective yields as of September 30, 2007 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.81%	3.88%	6.03%	3.76%	3.83%	5.95%	3.71%	3.78%	5.87%	3.66%	3.73%	5.79%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.56%	3.62%	5.63%	3.41%	3.47%	5.39%	3.31%	3.36%	5.22%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Portfolio.

Endnotes

1

Neuberger Berman Management Inc. (Management) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Administrative Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Administrative Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Administrative Class of each Portfolio.

2

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Capital Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Capital Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Capital Class of each Portfolio.

3

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Cash Management Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Cash Management Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Cash Management Class of each Portfolio.

4

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Institutional Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Institutional Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Institutional Class of each Portfolio.

5

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Premier Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Premier Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Premier Class of each Portfolio.

6

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Select Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Select Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Select Class of each Portfolio.

7

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Service Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets. Management has voluntarily reimbursed the Service Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets. For the period ended September 30, 2007, if reimbursements were not made, performance would be lower for the Service Class of each Portfolio.

8	"Current yield" of a money market fund refers to the income generated by an investment in a Portfolio over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund's income is exempt from federal income taxes. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030 or visiting www.lehman.com/lbilf.

Glossary of Indices

The iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable under SEC regulations governing money market funds, except Second Tier Commercial Paper.

The iMoneyNet Money Fund Report Government & Agencies Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

The iMoneyNet Money Fund Report Treasury & Repo Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills) and repurchase agreements.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described indices.

Schedule of Investments Money Market Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Government Agency Securities (1.2%)
$30,000	Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08	AGY	AGY	$30,000

Certificates of Deposit (9.4%)
65,000	Barclays Bank NY, Yankee CD, 5.35% - 5.39%, due 1/31/08 - 5/9/08	P-1	A-1+	65,000
40,000	Calyon NY, Yankee CD, 5.09%, due 1/25/08	P-1	A-1+	40,000
45,000	Deutsche Bank AG, Euro CD, 5.31%, due 2/22/08	P-1	A-1+	44,994
30,000	HSBC Bank PLC, Euro CD, 5.33%, due 1/30/08	P-1	A-1+	30,002
40,000	Royal Bank of Scotland, Yankee CD, 5.06%, due 3/27/08	P-1	A-1+	40,001
25,000	Societe Generale NA, Yankee CD, 5.63%, due 12/11/07	P-1	A-1+	25,001
	Total Certificates of Deposit			244,998

Floating Rate Certificates of Deposit (1.3%)µ
20,000	Calyon NY, Floating Rate Yankee CD, 4.63%, due 10/1/07	P-1	A-1+	19,999
15,000	Credito Italiano NY, Floating Rate Yankee CD, 5.38% & 5.70%, due 10/25/07 & 12/13/07	P-1	A-1	15,003
	Total Floating Rate Certificates of Deposit			35,002

Commercial Paper (39.6%)

Asset Backed (16.2%)
25,000	Atlantic Asset Securitization Corp., 6.05%, due 10/15/07	P-1	A-1	24,941	ñ
25,000	Chariot Funding LLC, 5.35%, due 10/1/07	P-1	A-1	25,000	ñ
50,845	Chariot Funding LLC, 5.36%, due 10/3/07	P-1	A-1	50,830
35,000	Crown Point Capital Co., 5.10% & 5.28%, due 10/25/07 & 2/7/08	P-1	A-1	34,729
25,000	Dakota Notes, 5.26%, due 10/26/07	P-1	A-1	24,909
20,000	Fairway Finance, 6.25%, due 10/10/07	P-1	A-1	19,969	ñ
25,000	Lexington Parker Capital Corp., 5.08%, due 2/8/08	P-1	A-1	24,541
29,527	Old Line Funding LLC, 5.29%, due 10/9/07	P-1	A-1+	29,492	ñ
64,061	Regency Markets No. 1 LLC, 6.35%, due 10/5/07	P-1	A-1	64,016	ñ
55,102	Thunder Bay Funding, Inc., 6.05% & 6.08%, due 10/9/07 & 10/12/07	P-1	A-1	55,015	ñ
70,000	Yorktown Capital, 5.15% & 5.25%, due 10/1/07 & 11/28/07	P-1	A-1+	69,627
				423,069

Banking (23.4%)
75,000	Bank of America NA, 5.24% & 5.47%, due 10/31/07 & 12/14/07	P-1	A-1+	74,329
25,000	Bank of Ireland, 5.18%, due 11/26/07	P-1	A-1	24,799
50,000	BNP Paribas NY, 5.51%, due 12/12/07	P-1	A-1+	49,449
45,000	Caisse Nationale d'Epargne, 5.25%, due 10/26/07	P-1	A-1+	44,836

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$55,000	Danske Corp., 5.09% & 5.14%, due 10/26/07 & 10/29/07	P-1	A-1+	$54,798
25,000	HBOS Treasury Services PLC, 5.53%, due 12/17/07	P-1	A-1+	24,704
47,114	ING Funding LLC, 5.40%, due 10/17/07	P-1	A-1+	47,001
15,000	JP Morgan Chase, 4.99%, due 3/3/08	P-1	A-1+	14,680
40,000	Nationwide Building Society, 5.17%, due 10/11/07	P-1	A-1	39,943
15,000	Picaros Funding PLC, 5.75%, due 10/12/07	P-1	A-1+	14,974	ñ
60,000	Picaros Funding PLC, 5.17% & 5.21%, due 12/17/07 & 2/21/08	P-1	A-1+	59,050
45,000	Societe Generale NA, 5.25% & 5.69%, due 11/5/07 & 12/10/07	P-1	A-1+	44,654
15,000	Swedbank Mortgage AB, 5.45%, due 12/14/07	P-1	A-1	14,832
30,000	UBS Finance, Inc., 5.46% & 5.54%, due 1/14/08 & 3/10/08	P-1	A-1+	29,405
50,000	UBS Finance, Inc., 5.55%, due 2/27/08	P-1	A-1+	48,916	ñ
25,000	Westpac Banking Corp., 5.17%, due 11/14/07	P-1	A-1+	24,842
				611,212
	Total Commercial Paper			1,034,281

Corporate Debt Securities (3.4%)

Asset Backed (2.8%)
25,000	Cullinan Finance Corp., Medium-Term Notes, 5.36%, due 11/28/07	P-1	A-1+	25,000	ñ
50,000	Park Granada LLC, Notes, 5.33%, due 10/31/07	P-1	A-1+	49,778	ñ
				74,778

Banking (0.6%)
15,000	Citigroup, Inc., Senior Notes, 3.50%, due 2/1/08	P-1	A-1+	14,907
	Total Corporate Debt Securities			89,685

Floating Rate Corporate Debt Securities (30.4%)µ

Asset Backed (7.3%)
35,000	American Honda Finance Corp., Floating Rate Medium-Term Notes, 5.36%, due 11/6/07	P-1	A-1	35,000	ñ
25,000	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.68%, due 12/10/07	P-1	A-1+	24,998	ñ
14,900	LP Pinewood SPV, Floating Rate Notes, 5.13%, due 10/4/07	P-1		14,900
60,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.83% - 5.56%, due 10/1/07 - 12/27/07	P-1	A-1+	59,997	ñ
10,880	Schreiber Capital Co., Floating Rate Bonds, 5.13%, due 10/4/07	P-1		10,880
20,000	Tango Finance Corp., Floating Rate Medium-Term Notes, 4.81%, due 10/1/07	P-1	A-1+	19,999	ñ
25,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.99%, due 10/1/07	P-1	A-1+	25,000
				190,774

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Banking (15.3%)
$25,000	Allied Irish Banks PLC, Floating Rate Notes, 5.48%, due 10/19/07	P-1	A-1	$25,000	ñ
20,000	Banco Espanol, Senior Unsubordinated Floating Rate Notes, 5.35%, due 10/18/07	P-1	A-1+	20,000	ñ
25,000	Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 5.49%, due 10/19/07	P-1	A-1	25,000
40,000	Fortis Bank NY, Floating Rate Notes, 5.34%, due 10/19/07	P-1	A-1+	40,000	ñ
15,000	HBOS Treasury Services PLC, Guaranteed Floating Rate Medium-Term Bank Notes, 5.79%, due 10/9/07	P-1	A-1+	15,000
10,000	HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 10/4/07	P-1	A-1+	10,000
15,000	HSBC Finance Corp., Floating Rate Notes, 5.19%, due 10/24/07	P-1	A-1+	15,000
15,000	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.82%, due 12/17/07	P-1	A-1+	14,981
55,000	JP Morgan Master Note, 5.33%, due 10/1/07	P-1	A-1+	55,000
45,000	La Caixa, Unsubordinated Floating Rate Notes, 5.37%, due 10/23/07	P-1	A-1+	45,000	ñ
50,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.71%, due 10/1/07	P-1	A-1+	50,000
24,000	Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term Notes, 5.84%, due 10/9/07	P-1	A-1	24,000
15,000	Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes, 5.77%, due 10/15/07	P-1	A-1	15,000
45,000	Wells Fargo & Co., Floating Rate Notes, 5.83%, due 10/15/07	P-1	A-1+	45,000	ñ
				398,981

Conglomerate (0.9%)
25,000	General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A, 5.70%, due 12/3/07	P-1	A-1+	24,992

Financial Services (6.9%)
10,000	American Express Bank FSB, Floating Rate Bank Notes, 5.62%, due 10/18/07	P-1	A-1	10,002
45,000	Bear Stearns Master Note, 5.25%, due 10/1/07	P-1	A-1	45,000
25,000	Goldman Sachs Group, Senior Unsecured Medium-Term Notes, 5.36%, due 10/25/07	P-1	A-1+	25,000	ñ
35,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.75%, due 10/18/07	P-1	A-1+	35,000
10,000	Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 5.79%, due 12/17/07	P-1	A-1+	9,992
40,000	Morgan Stanley, Senior Floating Rate Notes, 5.08%, due 10/1/07	P-1	A-1	40,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$15,000	Morgan Stanley, Senior Floating Rate Notes, 5.85%, due 10/3/07	P-1	A-1+	$15,000
				179,994
	Total Floating Rate Corporate Debt Securities			794,741

Promissory Notes (1.3%)µ
35,000	Goldman Sachs Group, 5.18% & 5.56%, due 10/1/07	P-1	A-1+	35,000

Asset-Backed Securities (0.3%)
8,503	Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due 5/15/08	P-1		8,503	ñ
553	CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07	P-1	A-1+	553
	Total Asset-Backed Securities			9,056

Floating Rate Asset-Backed Securities (1.7%)µ
43,780	Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 5.47%, due 11/21/07	P-1	A-1+	43,780	ñ

Repurchase Agreements (11.0%)
86,000	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $86,036,407, Collateralized by $349,900,000, Fannie Mae, 1.00% - 7.00%, due 5/25/34 - 6/25/36 and $131,247,773, Freddie Mac, 0.00% - 6.00%, due 8/15/31 - 9/15/35 (Collateral Value $88,897,750)			86,000
50,000	Goldman Sachs Repurchase Agreement, 5.35%, due 10/1/07, dated 9/28/07, Maturity Value $50,022,292, Collateralized by $76,598,779, Structured Adjustable Rate Mortgage Loan, 6.17%, due 1/25/36 (Collateral Value $51,500,000)			50,000
150,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $150,063,750, Collateralized by $112,583,842, Fannie Mae, 4.50% - 6.00%, due 1/1/22 - 1/1/36 and $95,008,000, Freddie Mac, 4.50% & 5.50%, due 3/1/19 & 5/1/23 (Collateral Value $153,000,370)			150,000
	Total Repurchase Agreements			286,000

	Total Investments (99.6%)			2,602,543
	Cash, receivables and other assets, less liabilities (0.4%)			11,206
	Total Net Assets (100.0%)			$2,613,749

See Notes to Schedule of Investments

Schedule of Investments Prime Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Government Agency Securities (0.4%)
$60,000	Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08	AGY	AGY	$60,000

Certificates of Deposit (7.6%)
150,000	Barclays Bank NY, Yankee CD, 5.35% - 5.41%, due 12/17/07 - 6/2/08	P-1	A-1+	150,000
83,000	BNP Paribas NY, Yankee CD, 5.30%, due 11/5/07	P-1	A-1+	83,000
160,000	Calyon NY, Yankee CD, 5.09%, due 1/25/08	P-1	A-1+	160,000
150,000	Citibank, Yankee CD, 5.32%, due 10/18/07	P-1	A-1+	150,000
50,000	HBOS Treasury Services PLC, Yankee CD, 5.50%, due 2/12/08	P-1	A-1+	50,003
360,000	Royal Bank of Scotland, Yankee CD, 5.06% - 5.62%, due 12/12/07 - 3/27/08	P-1	A-1+	360,037
30,000	Societe Generale NA, Yankee CD, 5.63%, due 12/11/07	P-1	A-1+	30,000
90,000	Unicredito Italiano NY, Yankee CD, 5.60%, due 1/7/08	P-1	A-1	90,035
	Total Certificates of Deposit			1,073,075

Floating Rate Certificates of Deposit (1.8%)µ
50,000	Barclays Bank NY, Floating Rate Yankee CD, 5.62% & 5.71%, due 10/16/07 & 12/5/07	P-1	A-1+	49,998
75,000	BNP Paribas NY, Floating Rate Yankee CD, 5.66%, due 10/3/07	P-1	A-1+	75,000
50,000	Calyon NY, Floating Rate Yankee CD, 4.63%, due 10/1/07	P-1	A-1+	49,996
52,000	Natixis, Floating Rate Yankee CD, 5.30%, due 10/1/07	P-1	A-1+	51,997
25,000	SunTrust Bank, Floating Rate CD, 5.47%, due 10/19/07	P-1	A-1+	25,000
	Total Floating Rate Certificates of Deposit			251,991

Commercial Paper (40.1%)

Asset Backed (28.0%)
386,900	Amsterdam Funding Corp., 5.20% - 6.25%, due 10/12/07 - 11/9/07	P-1	A-1	385,629
374,823	Atlantic Asset Securitization Corp., 5.15% - 6.05%, due 10/10/07 - 12/21/07	P-1	A-1	373,354
25,078	Barton Capital Corp., 5.25%, due 10/1/07	P-1	A-1+	25,078	ñ
25,000	Cancara Asset Securitization Ltd., 5.22%, due 12/21/07	P-1	A-1+	24,706
370,000	Chariot Funding LLC, 5.22% - 5.36%, due 10/1/07 - 11/7/07	P-1	A-1	369,256
50,222	Chariot Funding LLC, 5.25%, due 10/25/07	P-1	A-1	50,046	ñ
150,000	Charta LLC, 6.10%, due 10/23/07	P-1	A-1	149,441
25,000	Ciesco LLC, 5.25%, due 10/10/07	P-1	A-1+	24,967
276,398	Crown Point Capital Co., 5.10% - 6.35%, due 10/2/07 - 2/7/08	P-1	A-1	274,995
35,000	Dakota Notes, 5.26%, due 10/26/07	P-1	A-1	34,872
109,857	Edison Asset Securitization LLC, 5.60%, due 11/15/07	P-1	A-1+	109,088

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$12,375	Erasmus Capital Corp., 5.15%, due 10/11/07	P-1	A-1+	$12,357
225,000	Fairway Finance, 6.30% & 6.35%, due 10/1/07 & 10/11/07	P-1	A-1	224,825	ñ
50,000	Fairway Finance, 5.20%, due 11/14/07	P-1	A-1	49,682
150,000	Galleon Capital LLC, 5.25%, due 10/1/07	P-1	A-1	150,000	ñ
130,000	Grampian Funding LLC, 5.22%, due 12/19/07	P-1	A-1+	128,511
51,000	Jupiter Securitization Corp., 6.15%, due 11/9/07	P-1	A-1	50,660
115,000	Lexington Parker Capital Corp., 5.08% - 5.24%, due 10/17/07 - 2/8/08	P-1	A-1	113,782
50,000	Mont Blanc Capital Corp., 5.25%, due 10/23/07	P-1	A-1+	49,840
19,012	North Sea Funding BV LLC, 5.16%, due 10/2/07	P-1	A-1+	19,009
95,293	Old Line Funding LLC, 5.95% & 6.20%, due 10/16/07 & 12/3/07	P-1	A-1+	94,695
250,000	Park Avenue Receivables Co. LLC, 5.32%, due 10/2/07	P-1	A-1	249,963
50,000	Park Granada LLC, 5.33%, due 10/31/07	P-1	A-1+	49,778
292,347	Regency Markets No. 1 LLC, 5.25% - 6.35%, due 10/2/07 - 10/31/07	P-1	A-1	291,939	ñ
20,000	Thames Asset Securitization LLC, 5.25%, due 10/4/07	P-1	A-1	19,991
283,352	Thunder Bay Funding, Inc., 5.25% - 6.30%, due 10/1/07 - 10/12/07	P-1	A-1	282,974	ñ
333,104	Yorktown Capital, 5.18% - 6.18%, due 10/1/07 - 11/9/07	P-1	A-1+	332,024
				3,941,462

Banking (12.1%)
213,005	Bank of America NA, 5.09% - 5.47%, due 10/12/07 - 12/14/07	P-1	A-1+	211,396
40,000	Barclays U.S. Funding Corp., 5.35%, due 3/11/08	P-1	A-1+	39,037
100,000	BNP Paribas NY, 5.51%, due 12/12/07	P-1	A-1+	98,898
50,000	Danske Corp., 5.09%, due 10/29/07	P-1	A-1+	49,802
65,000	Dexia Bank, 5.43%, due 3/17/08	P-1	A-1+	65,006
90,000	ING Funding LLC, 5.48%, due 11/16/07	P-1	A-1+	89,370
85,000	JP Morgan Chase, 4.99%, due 3/3/08	P-1	A-1+	83,185
410,000	Picaros Funding PLC, 5.17% - 5.87%, due 10/12/07 - 2/21/08	P-1	A-1+	407,750
314,464	Societe Generale NA, 5.08% - 5.61%, due 10/29/07 - 12/10/07	P-1	A-1+	312,486
356,000	UBS Finance, Inc., 4.96% - 5.46%, due 10/12/07 - 3/27/08	P-1	A-1+	348,940
				1,705,870
	Total Commercial Paper			5,647,332

Floating Rate Commercial Paper (0.2%)µ

Financial Services (0.2%)
25,000	Morgan Stanley, 5.38%, due 10/1/07	P-1	A-1+	25,000

Time Deposits (14.3%)
250,000	Citibank, Nassau, 4.50%, due 10/1/07	P-1	A-1+	250,000
250,000	Fifth Third Bank, Grand Cayman, 3.50%, due 10/1/07	P-1	A-1	250,000
100,000	KeyBank National, Grand Cayman, 2.00%, due 10/1/07	P-1	A-1	100,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$410,000	Regions Bank, Grand Cayman, 4.00%, due 10/1/07	P-1	A-1	$410,000
100,000	Royal Bank of Canada, Grand Cayman, 4.50%, due 10/1/07	P-1	A-1+	100,000
596,500	U.S. Bank, Grand Cayman, 2.00%, due 10/1/07	P-1	A-1+	596,500
300,000	Wells Fargo & Co., Grand Cayman, 4.00%, due 10/1/07	P-1	A-1+	300,000
	Total Time Deposits			2,006,500

Corporate Debt Securities (0.7%)

Asset Backed (0.2%)
30,000	Cullinan Finance Corp., Medium-Term Notes, 5.36%, due 11/28/07	P-1	A-1+	30,000	ñ

Banking (0.5%)
16,320	Citigroup, Inc., Senior Notes, 3.50%, due 2/1/08	P-1	A-1+	16,220
50,000	Sigma Finance, Inc., Medium-Term Notes, 5.43%, due 8/5/08	P-1	A-1+	50,000	ñ
				66,220
	Total Corporate Debt Securities			96,220

Floating Rate Corporate Debt Securities (16.5%)µ

Asset Backed (8.7%)
77,000	Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.81% & 4.87%, due 10/1/07	P-1	A-1+	77,004	ñ
5,000	Cullinan Finance Corp., Floating Rate Notes, 5.11%, due 10/25/07	P-1	A-1+	5,000	ñ
75,000	Cullinan Finance Corp., Floating Rate Medium-Term Notes, 5.52%, due 11/15/07	P-1	A-1+	74,999	ñ
75,000	Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.81% & 5.35%, due 10/1/07 & 10/9/07	P-1	A-1+	75,002	ñ
167,300	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.48% - 5.68%, due 10/22/07 - 12/17/07	P-1	A-1+	167,300	ñ
210,000	Links Finance LLC, Floating Rate Medium-Term Notes, 4.82% - 5.79%, due 10/1/07 - 12/3/07	P-1	A-1+	209,986	ñ
182,500	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.82% - 5.66%, due 10/1/07 - 12/31/07	P-1	A-1+	182,491	ñ
130,000	Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.82% & 4.84%, due 10/1/07	P-1	A-1+	130,001	ñ
20,000	Sigma Finance, Inc., Floating Rate Medium-Term Notes, 5.35%, due 10/25/07	P-1	A-1+	20,000	ñ
15,000	Tango Finance Corp., Floating Rate Medium-Term Notes, 4.82%, due 10/1/07	P-1	A-1+	15,000	ñ
50,000	Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser. B, 4.66%, due 10/1/07	P-1	A-1+	50,011
125,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.82% & 4.99%, due 10/1/07	P-1	A-1+	125,005
35,000	Westpac Banking Corp., Floating Rate Notes, 5.78%, due 10/9/07	P-1	A-1+	35,000	ñ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$60,000	Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.71%, due 10/15/07	P-1	A-1+	$59,992	ñ
				1,226,791

Banking (5.1%)
170,000	Bank of America NA, Floating Rate Bank Notes, 4.82%, due 10/1/07	P-1	A-1+	170,000
40,000	Bank of New York, Senior Floating Rate Medium-Term Notes, 5.82%, due 10/10/07	P-1	A-1	40,003	ñ
35,000	Credit Suisse First Boston, Floating Rate Notes, 5.84%, due 10/2/07	P-1	A-1+	35,031
50,000	HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 10/4/07	P-1	A-1+	50,000
6,900	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.82%, due 12/17/07	P-1	A-1+	6,892
170,000	National City Bank, Floating Rate Bank Notes, 4.86% - 5.78%, due 10/1/07 - 10/25/07	P-1	A-1	170,008
44,000	National City Bank, Floating Rate Medium-Term Bank Notes, 5.42%, due 11/5/07	P-1	A-1	44,022
40,000	PNC Bank, Floating Rate Bank Notes, 5.67%, due 10/2/07	P-1	A-1	39,996
40,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.71%, due 10/1/07	P-1	A-1+	40,000	ñ
28,000	Wells Fargo & Co., Floating Rate Notes, 5.83%, due 10/15/07	P-1	A-1+	28,000	ñ
80,000	Wells Fargo & Co., Floating Rate Medium-Term Notes, 5.69%, due 10/18/07	P-1	A-1+	79,994
9,700	World Savings Bank, Floating Rate Bank Notes, 5.82%, due 10/9/07	P-1	A-1+	9,701
				713,647

Conglomerate (1.2%)
175,000	General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A, 5.70%, due 12/3/07	P-1	A-1+	174,945

Financial Services (1.5%)
13,384	American Express Centurion, Floating Rate Bank Notes, 5.61%, due 10/18/07	P-1	A-1	13,385
25,000	Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B, 5.79%, due 10/15/07	P-1	A-1	25,000
70,000	Bear Stearns Master Note, 5.00%, due 10/1/07	P-1	A-1	70,000
15,000	Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 5.46%, due 10/1/07	P-1	A-1+	15,017
75,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.75%, due 10/18/07	P-1	A-1+	75,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$15,000	Morgan Stanley, Senior Floating Rate Notes, 5.85%, due 10/3/07	P-1	A-1+	$15,006
				213,408
	Total Floating Rate Corporate Debt Securities			2,328,791

Promissory Notes (0.6%)µ
85,000	Goldman Sachs Group, 5.35% - 5.37%, due 10/1/07	P-1	A-1+	85,000

Asset-Backed Securities (0.1%)
9,447	Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due 5/15/08	P-1		9,447	ñ
886	CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07	P-1	A-1+	886
	Total Asset-Backed Securities			10,333

Repurchase Agreements (17.5%)
340,400	Bank of America Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $340,544,670, Collateralized by $468,938,111, Fannie Mae, 5.00%, due 4/1/35 (Collateral Value $347,208,001)			340,400
900,000	Barclays Capital Repurchase Agreement, 5.05%, due 10/1/07, dated 9/28/07, Maturity Value $900,378,750, Collateralized by $605,131,930, Fannie Mae, 4.43% - 6.00%, due 4/1/34 - 9/1/37 and $402,729,225, Freddie Mac, 5.00% - 6.29%, due 10/1/36 - 8/1/37 (Collateral Value $918,000,000)			900,000
649,700	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $649,975,040, Collateralized by $850,657,400, Fannie Mae, 0.00% & 5.50%, due 8/1/36 & 5/1/37 and $720,522,813, Freddie Mac, 0.00%, due 2/1/35 - 4/15/37 (Collateral Value $682,185,000)			649,700
150,000	Goldman Sachs Repurchase Agreement, 5.33%, due 10/1/07, dated 9/28/07, Maturity Value $150,066,625, Collateralized by 4,427,362, shares of various Equity Securities, $44,368,533, various Asset Backed Securities, 0.00% - 8.13%, due 10/19/11 - 1/1/49 and $2,500,000, Certificates of Deposits, 0.00%, due 10/6/11 (Collateral Value $156,825,995)			150,000
100,000	Goldman Sachs Repurchase Agreement, 5.35%, due 10/1/07, dated 9/28/07, Maturity Value $100,044,583, Collateralized by $161,778,001, U.S. Treasury Notes, 0.00% - 7.25%, due 3/6/20 - 7/25/37 (Collateral Value $103,000,000)			100,000
175,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $175,074,375, Collateralized by $128,092,450, Fannie Mae, 5.00% - 6.00%, due 4/1/23 - 1/1/36 and $199,999,604, Freddie Mac, 4.00% - 5.50%, due 6/1/08 - 2/1/36 (Collateral Value $178,501,251)			175,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$150,000	Merrill Lynch Repurchase Agreement, 5.32%, due 10/1/07, dated 9/28/07, Maturity Value $150,066,500, Collateralized by 2,855,616, shares of various Equity Securities (Collateral Value $157,661,552)			$150,000
	Total Repurchase Agreements			2,465,100

	Total Investments (99.8%)			14,049,342
	Cash, receivables and other assets, less liabilities (0.2%)			29,074
	Total Net Assets (100.0%)			$14,078,416

See Notes to Schedule of Investments

Schedule of Investments Government Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Government Agency Securities (48.8%)
$56	Fannie Mae, Bonds, 3.25%, due 1/15/08	AGY	AGY	$56
40,269	Fannie Mae, Disc. Notes, 4.80% - 5.25%, due 10/1/07 - 5/30/08	AGY	AGY	39,663
7,385	Fannie Mae, Notes, 5.25% - 6.63%, due 10/15/07 - 12/3/07	AGY	AGY	7,384
150	Federal Farm Credit Bank, Bonds, 3.00%, due 12/17/07	AGY	AGY	149
508	Federal Farm Credit Bank, Disc. Notes, 5.05% - 5.11%, due 11/20/07 - 2/1/08	AGY	AGY	503
95,660	Federal Farm Credit Bank, Floating Rate Bonds, 4.98% - 5.55%, due 10/1/07 - 11/28/07	AGY	AGY	95,660	µ
39,420	Federal Home Loan Bank, Bonds, 2.75% - 5.40%, due 10/3/07 - 8/14/08	AGY	AGY	39,388
64,500	Federal Home Loan Bank, Disc. Notes, 4.80% - 5.22%, due 10/31/07 - 7/18/08	AGY	AGY	63,714
160,500	Federal Home Loan Bank, Floating Rate Bonds, 4.12% - 5.54%, due 10/3/07 - 12/22/07	AGY	AGY	160,482	µ
53,919	Freddie Mac, Disc. Notes, 4.38% - 5.20%, due 10/15/07 - 9/15/08	AGY	AGY	53,267
25,000	Freddie Mac, Floating Rate Notes, 4.98%, due 10/26/07	AGY	AGY	24,997	µ
14,300	Freddie Mac, Notes, 2.85% - 5.38%, due 10/15/07 - 6/3/08	AGY	AGY	14,282
	Total U.S. Government Agency Securities			499,545

Repurchase Agreements (50.9%)
50,000	Bank of America Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $50,021,250, Collateralized by $68,880,451, Fannie Mae, 5.00%, due 4/1/35 (Collateral Value $51,000,000)			50,000
100,000	Barclays Capital Repurchase Agreement, 5.05%, due 10/1/07, dated 9/28/07, Maturity Value $100,042,083, Collateralized by $66,780,864, Fannie Mae, 4.50%, due 11/1/20 and $51,348,180, Freddie Mac, 5.50% & 6.00%, due 8/1/36 & 7/1/37 (Collateral Value $102,000,000)			100,000
100,000	Credit Suisse First Boston Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $100,042,500, Collateralized by $265,716,593, Fannie Mae, 0.00% - 7.00%, due 10/1/08 - 10/1/37 and $2,206,234, Freddie Mac, 5.50% - 9.00%, due 3/17/08 - 5/1/37 (Collateral Value $102,002,438)			100,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$70,500	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $70,529,845, Collateralized by $96,538,577, Fannie Mae, 2.49% - 4.98%, due 12/25/31 - 3/25/36 and $94,886,051, Freddie Mac, 4.00% - 6.50%, due 6/15/24 - 1/25/35 (Collateral Value $71,910,001)			$70,500
25,000	Goldman Sachs Repurchase Agreement, 5.27%, due 10/3/07, dated 7/5/07, Maturity Value $25,321,750, Collateralized by $32,326,141, Fannie Mae, 5.58%, due 7/25/36 (Collateral Value $25,500,001)			25,000
175,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $175,074,375, Collateralized by $266,830,036, Fannie Mae, 4.50% - 6.00%, due 8/1/18 - 2/1/37 (Collateral Value $178,503,818)			175,000
	Total Repurchase Agreements			520,500

	Total Investments (99.7%)			1,020,045
	Cash, receivables and other assets, less liabilities (0.3%)			3,105
	Total Net Assets (100.0%)			$1,023,150

See Notes to Schedule of Investments

Schedule of Investments Government Reserves Master Series

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Government Agency Securities (106.5%)
$10,200	Federal Farm Credit Bank, Disc. Notes, 4.65% - 5.15%, due 10/1/07 - 1/29/08	AGY	AGY	$10,179
27,500	Federal Farm Credit Bank, Floating Rate Bonds, 5.54% - 5.67%, due 10/1/07 - 10/13/07	AGY	AGY	27,500	µ
200	Federal Farm Credit Bank, Notes, 6.37%, due 10/30/07	AGY	AGY	200
13,800	Federal Home Loan Bank, Bonds, 2.70% - 5.40%, due 10/19/07 - 8/14/08	AGY	AGY	13,787
165,331	Federal Home Loan Bank, Disc. Notes, 4.00% - 5.17%, due 10/1/07 - 7/18/08	AGY	AGY	164,171
25,000	Federal Home Loan Bank, Disc. Notes, 4.93% & 5.14%, due 10/17/07 & 11/23/07	AGY	AGY	24,868	ØØ
51,400	Federal Home Loan Bank, Floating Rate Bonds, 4.78% - 5.54%, due 10/1/07 - 12/17/07	AGY	AGY	51,398	µ
20,000	Federal Home Loan Bank, Floating Rate Bonds, 5.44%, due 11/18/07	AGY	AGY	20,020	µØ
6,425	Tennessee Valley Au., Disc. Notes, 4.50%, due 10/4/07	AGY	AGY	6,423
	Total U.S. Government Agency Securities			318,546

	Total Investments (106.5%)			318,546
	Liabilities, less cash, receivables and other assets [(6.5%)]			(19,410)
	Total Net Assets (100.0%)			$299,136

See Notes to Schedule of Investments

Schedule of Investments Treasury Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.6%)
$10,000	U.S. Treasury Notes, 3.00%, due 2/15/08	TSY	TSY	$9,924
25,000	U.S. Treasury Notes, 4.63%, due 3/31/08	TSY	TSY	24,951
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government			34,875

Repurchase Agreements (95.3%)
100,000	Bank of America Repurchase Agreement, 3.90%, due 10/1/07, dated 9/28/07, Maturity Value $100,032,500, Collateralized by $41,501,000, U.S. Treasury Notes, 3.50% & 4.00%, due 8/15/09 & 4/15/10 and $94,668,000 U.S. Treasury Strips, due 8/15/13 - 8/15/22 (Collateral Value $102,000,697)			100,000
150,000	Barclays Capital Repurchase Agreement, 3.90%, due 10/1/07, dated 9/28/07, Maturity Value $150,048,750, Collateralized by $117,893,000, U.S. Treasury Note, 3.63%, due 1/15/08 (Collateral Value $153,001,076)			150,000
150,000	Fortis Financial Repurchase Agreement, 4.00% due 10/1/2007, dated 9/28/07, Maturity Value $150,050,000, Collateralized by $134,231,000, U.S. Treasury Notes, 3.38% - 7.13%, due 1/15/08 - 4/15/32 (Collateral Value $153,000,354)			150,000
67,000	Goldman Sachs Repurchase Agreement, 3.50%, due 10/1/07, dated 9/28/07, Maturity Value $67,019,542, Collateralized by $65,234,000, U.S. Treasury Note, 5.13%, due 6/30/11 (Collateral Value $68,340,050)			67,000
154,000	Merrill Lynch Repurchase Agreement, 3.85%, due 10/1/07, dated 9/28/07, Maturity Value $154,049,408, Collateralized by $154,145,000, U. S. Treasury Note, 4.63%, due 7/31/09 (Collateral Value $157,082,253)			154,000
100,000	Morgan Stanley Repurchase Agreement, 3.90%, due 10/1/07, dated 9/28/07, Maturity Value $100,032,500, Collateralized by $406,110,000, U.S. Treasury Strips, due 2/15/36 - 5/15/37 (Collateral Value $102,000,087)			100,000
	Total Repurchase Agreements			721,000

	Total Investments (99.9%)			755,875
	Cash, receivables and other assets, less liabilities (0.1%)			880
	Total Net Assets (100.0%)			$756,755

See Notes to Schedule of Investments

Schedule of Investments Tax-Exempt Master Series (Unaudited)

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Municipal Notes (98.0%)

Alabama (1.2%)
$1,600	Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle MOB Proj.), Ser. 2007, (LOC: Regions Bank), 3.94%, due 10/4/07	P-1		$1,600	µß
2,900	Lauderdale Co. Pub. Park Rec. Board Rev. (YMCA of the Shoals Proj.), Ser. 2000, (LOC: SunTrust Bank), 3.87%, due 10/3/07	VMIG1		2,900	µß
1,245	Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood Ctr.), Ser. 2001, (LOC: SunTrust Bank), 3.92%, due 10/3/07	VM1G1		1,245	µß
20,000	Lower Alabama Gas Dist. Supply Rev., Ser. 2007 A, (LOC: Societe Generale), 4.11%, due 10/1/07	VMIG1		20,000	µ
				25,745

Alaska (0.1%)
1,250	Alaska Ind. Dev. & Export Au. Rev., Ser. 2004, (FSA Insured), 3.92%, due 10/4/07	VMIG1		1,250	µi

Arizona (0.7%)
5,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005, (MBIA Insured), 3.93%, due 10/4/07	VMIG1		5,800	µaØØ
10,000	Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006, (LOC: Citigroup Global Markets), 3.92%, due 10/4/07	VMIG1		10,000	µØØ
				15,800

Arkansas (0.8%)
11,500	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (FGIC Insured), 3.93%, due 10/4/07	VMIG1		11,500	ñµa
6,330	North Little Rock Residential Hsg. Fac. Board Multi-Family Rev. (Floaters), Ser. 2004, (LOC: Government National Mortgage Association), 3.99%, due 10/4/07	VMIG1		6,330	µr
				17,830

California (3.1%)
5,450	Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank & Trust Co.), 3.92%, due 10/4/07	VMIG1		5,450	µc
17,940	California St. Muni. Sec. Trust Receipts, Ser. 2001-136, (XLCA Insured), 4.05%, due 10/1/07		A-1+	17,940	µt
13,870	California St. Muni. Sec. Trust Receipts, Ser. 2001-135, (AMBAC Insured), 4.05%, due 10/1/07		A-1+	13,870	µt

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$3,215	California Statewide Comm. Dev. Au. Rev. (Floaters), Ser. 2007-2089, (LOC: Wells Fargo Bank & Trust Co.), 3.94%, due 10/4/07	VMIG1		$3,215	µ
9,050	Northern California Gas Au. Number 1 Gas Proj. Rev. (Floaters), Ser. 2007-55, (LOC: Goldman Sachs), 3.92%, due 10/4/07			9,050	µ
18,180	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006, (LOC: Merrill Lynch Capital Markets), 4.02%, due 10/4/07			18,180	µ
				67,705

Colorado (2.7%)
4,300	Adams 12 Five Star Sch. (Putters), Ser. 2007-1728, (MBIA Insured), 3.92%, due 10/4/07	VMIG1		4,300	µo
4,725	Broomfield Cert. Participation (Floaters), Ser. 2002-1643, (AMBAC Insured), 3.95%, due 10/4/07			4,725	µr
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.70%, due 12/1/07		A-1+	1,500	µ
3,625	Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch. Religion Proj.), Ser. 2006, (LOC: AmSouth Bank), 3.89%, due 10/4/07	VMIG1		3,625	µß
5,350	Commerce City Northern Infrastructure Gen. Imp. Dist. G.O., Ser.2006, (LOC: U.S. Bank), 3.89%, due 10/4/07		A-1+	5,350	µ
20,000	Dawson Ridge Metro. Dist. Number 1 (Merlots), Ser. 2007-D03, (LOC: Wachovia Bank & Trust Co.), 3.98%, due 10/3/07	VMIG1		20,000	µ
5,040	Denver City & Co. Arpt. Rev. (Floaters), Ser. 2006-63TP, (FGIC Insured), 3.90%, due 10/4/07			5,040	µm
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Colorado Health Facs. Au.), Ser. 2007-132, (LOC: Deutsche Bank), 4.02%, due 10/4/07			7,485	µ
5,405	Summit Co. Sch. Dist. G.O., Ser. 2004, (FSA Insured), 3.92%, due 10/4/07	VMIG1		5,405	µi
				57,430

Delaware (0.6%)
12,100	New Castle Co. Delaware Student Hsg. Rev. (University Courtyard Apts.), Ser. 2005, (LOC: Bank of New York), 3.89%, due 10/4/07	VMIG1		12,100	µß

District of Columbia (0.3%)
2,085	District of Columbia G.O. (Merlots), Ser. 2001-A127, (MBIA Insured), 3.92%, due 10/3/07		A-1+	2,085	µv
2,235	District of Columbia Rev. Ref. (Maret Sch., Inc.), Ser. 2003, (LOC: SunTrust Bank), 3.87%, due 10/3/07	VMIG1		2,236	µß
1,435	District of Columbia Wtr. & Swr. Au. Pub. Util. Rev., (Floaters) Ser. 2006, (FSA Insured), 3.92%, due 10/4/07			1,435	µl
				5,756

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Florida (5.7%)
$14,080	Broward Co. Professional Sports Fac. Tax Rev. (Floaters), Ser. 2007-1939, (AMBAC Insured), 3.91%, due 10/4/07			$14,080	µs
7,700	Deutsche Bank Spears/Lifers Trust Var. St. Rev. (Manatee Co.), Ser. 2007-243, (MBIA Insured), 3.95%, due 10/4/07		A-1+	7,700	µk
2,755	Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales), Ser. 2006-0136, (FSA Insured), 3.91%, due 10/4/07		A-1+	2,755	µu
8,980	Eclipse Funding Trust (Solar Eclipse-Winter Haven Utils. Sys.), Ser. 2006-0054, (MBIA Insured), 3.92%, due 10/4/07		A-1+	8,980	ñµuØØ
2,690	Florida St. Board of Ed. Muni. Sec. Trust Receipts, Ser. 2003-SGA138, (MBIA Insured), 3.94%, due 10/3/07		A-1+	2,690	µt
1,450	Jacksonville Ed. Fac. Rev. (Edwards Waters College Proj.), Ser. 2001, (LOC: Wachovia Bank & Trust Co.), 3.70%, due 10/1/07			1,450	µß
2,000	Martin Co. PCR (Florida Pwr. & Lt. Proj.), Ser. 2000, 4.01%, due 10/1/07	VMIG1	A-1	2,000	µß
1,000	Miami-Dade Co. Sch. Board Cert. Participation (Putters), Ser. 2006-1317, (AMBAC Insured), 3.92%, due 10/4/07		A-1+	1,000	µo
1,000	Miami-Dade Co. Sch. Board Cert. Participation, (Eagle), Ser. 2006 A, (AMBAC Insured), 4.16%, due 10/4/07		A-1+	1,000	µh
8,610	Muni. Sec. Trust Cert. G.O., Ser. 2007-9068, (MBIA Insured), 3.95%, due 10/4/07		A-1	8,610	ñµe
20,750	Orange Co. Sch. Board Cert. Participation, Ser. 2007 B, (FGIC Insured), 3.96%, due 10/1/07	VMIG1	A-1+	20,750	µo
4,600	Orlando & Orange Co. Expressway Au. Rev., Ser. 2003-C3, (FSA Insured), 3.87%, due 10/4/07	VMIG1	A-1+	4,600	µl
9,090	Orlando Util. Commission Wtr. & Elec. Rev. (Floaters), Ser. 2006, (LOC: Dexia Credit Locale de France), 3.95%, due 10/4/07			9,090	µ
15,355	Puttable Floating Option Tax Exempt Receipts (Floaters) (South Miami Hlth. Fac. Au.), Ser. 2007-1498, (LOC: Merrill Lynch Capital Markets), 3.99%, due 10/4/07		A-1+	15,355	µ
21,805	Sunshine St. Governmental Fin. Commission Rev., Ser. 1986, (AMBAC Insured), 4.08%, due 10/1/07	VMIG1		21,805	µl
				121,865

Georgia (1.9%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC: Citibank, N.A.), 3.92%, due 10/4/07	VMIG1		7,555	µ
3,135	De Kalb Co. Wtr. & Swr. Rev., Ser. 2006, (LOC: Citibank, N.A.), 3.92%, due 10/4/07	VMIG1		3,135	µ
5,000	Fulton Co. Dev. Au. Rev. (Robert Woodruff Arts Ctr.), Ser. 2004-B, (LOC: SunTrust Bank), 3.87%, due 10/3/07	VMIG1		5,000	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$500	Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser. 1998, (LOC: SunTrust Bank), 3.87%, due 10/3/07			$500	µß
3,135	Macon Bibb Co. Hosp. Au. Rev. (Anticipation Cert.- Med. Center), Ser. 1997, (LOC: SunTrust Bank), 3.87%, due 10/3/07			3,135	µß
2,500	Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts. Proj.), Ser. 1990, (LOC: Freddie Mac), 3.86%, due 10/4/07	VMIG1		2,500	µß
4,715	Muni. Elec. Au. Spec. Oblig., Ser. 1994-SGA1, (MBIA Insured), 3.94%, due 10/3/07		A-1+	4,715	µt
3,995	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4174, (LOC: Citigroup Global Markets), 3.95%, due 10/4/07			3,995	µl
11,480	Richmond Co. Dev. Au. Rev., Ser. 2007-10025Z, (LOC: Citigroup Global Markets), 3.93%, due 10/4/07		A-1+	11,480	µ
				42,015

Illinois (5.8%)
8,050	Chicago Board Ed. (Floaters), Ser. 2006-3620, (AMBAC Insured), 3.92%, due 10/4/07			8,050	µl
7,145	Chicago O'Hare Int'l. Arpt. Rev., Ser. 2005, (FGIC Insured), 3.99%, due 10/4/07			7,145	µk
5,080	Chicago O'Hare Int'l. Arpt. Rev. (Floaters), Ser. 2007-1933, (FGIC Insured), 3.91%, due 10/4/07	VMIG1		5,080	µs
3,845	De Witt Ford Co. Comm. College Dist. Number 540 (Merlots), Ser. 2007-D13, (FSA Insured), 3.92%, due 10/3/07	VMIG1		3,845	µv
16,520	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-315, (FGIC Insured), 3.96%, due 10/4/07			16,520	µk
14,180	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-316, (FGIC Insured), 3.96%, due 10/4/07			14,180	µk
4,555	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago), Ser. 2007-346, (FGIC Insured), 3.99%, due 10/1/07			4,555	µk
15,670	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago), Ser. 2007-308, (FGIC Insured), 3.96%, due 10/4/07			15,670	µk
3,815	Deutsche Bank Spears/Lifers Trust Var. St. (Northern Illinois Muni.), Ser. 2007-320, (MBIA Insured), 3.95%, due 10/4/07			3,815	µk
8,000	Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC: Sovereign Bank), 3.90%, due 10/4/07			8,000	µßb
1,900	Illinois Fin. Au. Rev. (IIT Research Institute), Ser. 2004, (LOC: Fifth Third Bank), 3.89%, due 10/4/07	VMIG1		1,900	µß
1,850	Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser. 2006, (LOC: Fifth Third Bank), 3.88%, due 10/5/07	VMIG1		1,850	µß
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser. 2006, (LOC: JP Morgan Chase), 3.93%, due 10/3/07	VMIG1		5,000	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$4,000	Metro. Pier & Exposition Au. Hospitality Fac. Rev. (Floaters), Ser. 2006, (LOC: Dexia Credit Locale de France), 3.92%, due 10/4/07			$4,000	µ
8,260	Muni. Sec. Trust Cert. G.O., Ser. 2007-347-A, (FSA Insured), 3.92%, due 10/4/07	VMIG1		8,260	ñµe
2,780	Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA Proj.), Ser. 2002, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	2,780	µß
5,905	Reg. Trans. Au. G.O. (Floaters), Ser. 2006, (MBIA Insured), 3.99%, due 10/4/07			5,905	µl
8,445	Reg. Trans. Au. G.O. (Merlots), Ser. 2002-A24, (MBIA Insured), 3.92%, due 10/3/07	VMIG1		8,445	µd
				125,000

Indiana (5.6%)
8,055	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (AMBAC Insured), 3.93%, due 10/4/07			8,055	ñµa
7,490	Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants, Ser. 2007, 4.00%, due 12/31/07			7,498
5,085	Carmel Clay Parks Bldg. Corp. (Putters), Ser. 2004-539, (MBIA Insured), 3.92%, due 10/4/07		A-1+	5,085	µo
6,000	Carmel Clay Sch. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/28/07			6,001
13,885	Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser. 2006-1275, (LOC: Morgan Stanley), 3.91%, due 10/4/07		A-1+	13,885	µ
2,065	Carmel Redev. Au. Lease Rental Rev. (Putters), Ser. 2006-1503, (LOC: JP Morgan Chase), 3.92%, due 10/4/07		A-1+	2,065	µ
6,860	Columbus Renovation Sch. Bldg. Corp. (Floaters), Ser. 2005, (MBIA Insured), 3.99%, due 10/4/07		A-1+	6,860	µr
11,530	Eclipse Funding Trust (Solar Eclipse-Hamilton Southeastern Indiana), Ser. 2007-0006, (FSA Insured), 3.91%, due 10/4/07		A-1+	11,530	µh
7,000	Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch. Bldg. Corp. Ltd.), Ser. 2007-0026, (MBIA Insured), 3.91%, due 10/4/07		A-1+	7,000	µu
3,990	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (FGIC Insured), 3.92%, due 10/4/07		A-1+	3,990	ñµu
3,300	Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07			3,301
2,500	Indiana Bond Bank Rev. (Adv. Fdg. Prog. Notes), Ser. 2007 A, (LOC: Bank of New York), 4.25%, due 1/31/08		SP-1+	2,505
10,300	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Proj.), Ser. 2006, (LOC: National City Bank), 4.10%, due 10/1/07		A-1	10,300	µß
5,320	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Schneck Mem. Hosp. Proj.), Ser. 2006 B, (LOC: Fifth Third Bank), 4.05%, due 10/1/07		A-1+	5,320	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$2,935	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2003, (FSA Insured), 3.92%, due 10/4/07		A-1+	$2,935	µi
5,000	Indianapolis Loc. Pub. Improvement Bond Bank Ltd. Recourse Notes, Ser. 2007 E, 4.25%, due 10/2/08		SP-1+	5,026
4,420	Lafayette Sewage Works Rev. (Merlots), Ser. 2006 D08, (FGIC Insured), 3.92%, due 10/3/07		A-1+	4,420	µv
2,000	Logansport Comm. Sch. Corp. TANS, Ser. 2007, 4.00%, due 12/31/07			2,001
2,085	Puttable Floating Option Tax Exempt Receipts, Ser. 2007-212, (XLCA Insured), 3.99%, due 10/4/07			2,085	µr
5,735	Univ. Southern Indiana Rev., Ser. 2004, (AMBAC Insured), 3.92%, due 10/4/07	VMIG1		5,735	µi
4,745	Wayne Township Marion Co. Sch. Bldg. Corp. (Merlots), Ser. 2006-D02, (FGIC Insured), 3.92%, due 10/3/07		A-1+	4,745	µv
				120,342

Iowa (1.6%)
6,840	Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due 6/1/08	MIG1		6,841
4,255	Austin Trust Various Sts. (Iowa Din Au.), Ser. 2007-1011, (LOC: Bank of America), 3.94%, due 10/4/07		A-1+	4,255	µ
2,300	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2007, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	2,300	µ
3,500	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2006, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	3,500	µß
430	Iowa Fin. Au. Rev. (Private Sch. Fac. Rev. Kuemper Proj.), Ser. 1998, (LOC: Allied Irish Bank), 4.10%, due 10/1/07			430	µß
1,340	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Proj.), Ser. 2004, (LOC: Allied Irish Bank), 4.10%, due 10/1/07	VMIG1	A-1+	1,340	µß
185	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser. 2003, (LOC: Allied Irish Bank), 4.10%, due 10/1/07	VMIG1		185	µß
5,295	Iowa Higher Ed. Loan Au. Rev. (Private College Wartburg Proj.), Ser. 2000, (LOC: American Trust & Savings), 4.10%, due 10/1/07	VMIG1		5,295	µß
3,535	Iowa Higher Ed. Loan Au. Rev. (Univ. of Dubuque), Ser. 2007 C, 4.50%, due 5/20/08		SP-1	3,551	ß
1,860	Iowa Higher Ed. Loan Au. Rev. RANS, Ser. 2007 B, 4.91%, due 5/20/08		SP-1	1,873	ß
4,125	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			4,125	µß
				33,695

Kansas (0.6%)
6,145	Junction City G.O. Temporary Notes, Ser. 2007 C, 5.00%, due 6/1/08			6,184	Ø
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	MIG1		3,867

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$3,500	Univ. of Kansas Hosp. Au. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust & Savings Bank), 4.05%, due 10/1/07		A-1	$3,500	µß
				13,551

Kentucky (3.1%)
39,000	Kentucky Inc. Pub. Energy Au. Gas Supply Rev., Ser. 2006 A, (LOC: Societe Generale), 4.11%, due 10/1/07	VMIG1	A-1+	39,000	µß
13,800	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007 A-1, 3.65%, due 4/1/09 Putable 4/1/08	MIG1		13,800	µØ
9,990	Muni. Sec. Trust Cert. G.O., Ser. 2002-9027, (FSA Insured), 3.92%, due 10/4/07		A-1	9,990	ñµb
3,530	Simpson Co. Hosp. Rev. (Med. Ctr. Franklin, Inc.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.88%, due 10/4/07			3,530	µß
				66,320

Louisiana (0.2%)
5,365	Jefferson Sales Tax Dist. Spec. Sales Tax Rev., Ser. 2005, (AMBAC Insured), 3.99%, due 10/4/07			5,365	µk

Maryland (3.1%)
14,400	ABN Amro Munitops Cert. Trust Rev., Ser. 2003-19, (FGIC Insured), 3.91%, due 10/4/07			14,400	µa
30,215	JP Morgan Chase & Co. (Putters), Ser. 2007-1941P, (LOC: JP Morgan Chase), 3.97%, due 10/4/07			30,215	µ
14,000	JP Morgan Chase & Co. (Putters), Ser. 2007-1684P, (LOC: JP Morgan Chase), 4.01%, due 10/4/07			14,000	µ
7,000	Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. (Residential), Ser. 2006 Q, 3.59%, due 12/14/07	MIG1		7,000
1,300	Washington Suburban Sanitation Dist. BANS, Ser. 2003 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 3.81%, due 10/3/07	VMIG1		1,300	µ
				66,915

Massachusetts (3.7%)
10,495	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-129, (LOC: Deutsche Bank), 4.10%, due 10/4/07			10,495	µ
14,315	Massachusetts Bay Trans. Au. Sales Tax Rev. (Floaters), Ser. 2006-3526, (LOC: Dexia Credit Locale de France), 3.93%, due 10/4/07		A-1+	14,315	µ
17,830	Massachusetts St. (Central Artery), Ser. 2000 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 4.05%, due 10/1/07	VMIG1	A-1+	17,830	µ
6,125	Massachusetts St. Dev. Fin. Agcy. Rev. (Boston College High Sch.), Ser. 2006, (LOC: Citizens Bank), 3.88%, due 10/3/07	VMIG1		6,125	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$6,400	Massachusetts St. Dev. Fin. Agcy. Rev. (Suffolk Univ.), Ser. 2005 A, (LOC: Citizens Bank), 3.90%, due 10/3/07	VMIG1		$6,400	µß
8,900	Massachusetts St. G.O. (Central Artery), Ser. 2000 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 4.05%, due 10/1/07	VMIG1	A-1+	8,900	µ
9,470	Worcester G.O. BANS, Ser. 2006 A, 4.00%, due 11/8/07	MIG1		9,472
6,300	Worcester Reg. Trans. Au. RANS, Ser. 2007, 4.00%, due 6/27/08			6,302
				79,839

Michigan (2.1%)
10,320	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-44, (MBIA Insured), 3.92%, due 10/4/07			10,320	µa
11,695	Detroit City Sch. Dist. G.O. (Floaters), Ser. 2006-3519, (FSA Insured), 3.92%, due 10/4/07			11,695	µl
3,955	Detroit Sewage Disp. Rev. (Putters), Ser. 2006-1453, (FGIC Insured), 3.92%, due 10/4/07		A-1+	3,955	µo
2,400	Eastern Michigan Univ. Rev., Ser. 2001, (FGIC Insured), 4.05%, due 10/1/07		A-1+	2,400	µl
3,775	Grand Rapids Hsg. Corp. Rev. (Floaters), Ser. 2005-3152, (FHA Insured), 3.99%, due 10/4/07		A-1+	3,775	µ
1,840	Hartland Cons. Sch. Dist. G.O. (Floaters), Ser. 2005-1204, (LOC: Morgan Stanley), 3.91%, due 10/4/07	VMIG1		1,840	µ
5,000	Muni. Sec. Trust Cert. G.O., Ser. 2006-7012A, (FSA Insured), 3.92%, due 10/4/07	VMIG1		5,000	ñµe
3,730	Northern Michigan Univ. Rev., Ser. 2001, (FGIC Insured), 4.05%, due 10/1/07	VMIG1	A-1	3,730	µj
3,000	Waterford Sch. Dist. G.O. (St. Aid Anticipation Notes), Ser. 2006, 3.85%, due 11/30/07			3,001
				45,716

Minnesota (1.3%)
6,532	Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian Homes), Ser. 1999 A, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	6,532	µß
11,905	Deutsche Bank Spears/Lifers Trust Var. St. (Roseville), Ser. 2007-134, (LOC: Deutsche Bank), 4.02%, due 10/4/07			11,905	µ
1,000	Mankato Multi-Family Rev. Hsg. (Highland), Ser. 1997, (LOC: LaSalle National Bank), 4.10%, due 10/1/07		A-1+	1,000	µ
7,485	Minneapolis & St. Paul Metro. Apts. Commission Arpt. Rev. (Merlots), Ser. 2000 ZZ, (FGIC Insured), 3.92%, due 10/3/07	VMIG1		7,485	µv
935	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 4.10%, due 10/1/07	VMIG1		935	µß
				27,857

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Mississippi (0.1%)
$2,900	Mississippi Bus. Fin. Corp. Rev. (Hattiesburg Clinic), Ser. 2006, (LOC: AmSouth Bank), 3.90%, due 10/4/07	VMIG1		$2,900	µß

Missouri (3.4%)
9,435	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-35, (FGIC Insured), 3.93%, due 10/4/07	VMIG1		9,435	µa
4,440	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-124, (LOC: Deutsche Bank), 4.02%, due 10/4/07		A-1+	4,440	µ
1,500	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000 C, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	1,500	µ
11,650	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 4.10%, due 10/1/07		A-1	11,650	µß
5,015	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 4.10%, due 10/1/07	VMIG1		5,015	µß
185	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury Univ.), Ser. 2003, (LOC: Bank of America), 4.10%, due 10/1/07	VMIG1		185	µß
5,500	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 4.10%, due 10/1/07		A-1	5,500	µß
6,745	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 4.05%, due 10/1/07		A-1+	6,745	µß
1,800	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 1999 B, (LOC: Bank of America), 4.08%, due 10/1/07	VMIG1	A-1+	1,800	µß
3,565	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 4.08%, due 10/1/07	VMIG1		3,565	µß
1,230	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St. Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America), 4.05%, due 10/1/07		A-1+	1,230	µß
2,075	Missouri St. Pub. Utils. Comm. Rev. Construction Notes, Ser. 2007, 4.75%, due 9/1/08	MIG1		2,093
4,130	Muni. Sec. Trust Cert. G.O., Ser. 2007-336A, (AMBAC Insured), 3.92%, due 10/4/07	VMIG1		4,130	ñµe
11,125	O Fallon Cert. Participation (Floaters), Ser. 2002-1396, (MBIA Insured), 3.95%, due 10/4/07	VMIG1		11,125	µr
3,950	St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.), Ser. 1985, (LOC: U.S. Bank), 3.95%, due 10/4/07	P-1		3,950	µ
				72,363

Montana (0.2%)
2,745	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08	VMIG1		2,745	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$2,000	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 2000, 3.85%, due 3/1/25 Putable 3/1/08	VMIG1		$2,000	µ
				4,745

Nebraska (0.5%)
9,245	Central Plains Energy Proj. Rev. (Gas Proj.) (Floaters), Ser. 2007-3916, (LOC: Merrill Lynch Capital Markets), 4.01%, due 10/4/07			9,245	µ
2,680	Lancaster Co. Hosp. Au. Number 1 Hosp. Rev. (Bryan Med. Ctr. Proj.), Ser. 2002, (AMBAC Insured), 4.05%, due 10/1/07	VMIG1		2,680	µßu
				11,925

Nevada (1.4%)
1,900	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (MBIA Insured), 3.93%, due 10/4/07	VMIG1		1,900	ñµa
1,065	Clark Co. Sch. Dist. (Merlots), Ser. 2006-D12, (AMBAC Insured), 3.92%, due 10/3/07		A-1+	1,065	µv
10,000	Henderson Hlth. Care Fac. Rev., Ser. 2007, (LOC: Citibank, N.A.), 3.92%, due 10/4/07	VMIG1		10,000	µ
8,970	JP Morgan Chase & Co. (Putters), Ser. 2006-1633P, (LOC: JP Morgan Chase), 4.01%, due 10/4/07			8,970	µ
3,300	Nevada St. G.O. (Floaters), Ser. 2000-344, (FGIC Insured), 3.91%, due 10/4/07	VMIG1		3,300	µs
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 3.91%, due 10/4/07		A-1+	4,265	µs
				29,500

New Hampshire (0.9%)
3,200	Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07			3,200	ØØ
7,000	Merrimack Co. G.O. TANS, Ser. 2007, 4.05%, due 12/28/07			7,001
4,000	Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07			4,004
800	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice), Ser. 2006, (LOC: Citizens Bank), 3.93%, due 10/4/07			800	µ
5,400	Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due 12/31/07			5,401
				20,406

New Jersey (1.6%)
4,900	Allamuchy Township Board Ed. G.O. Temporary Notes, Ser. 2007, 4.00%, due 3/14/08			4,907
3,289	Highlands G.O. BANS, Ser. 2007, 4.00%, due 1/30/08			3,292
14,200	Hoboken G.O. BANS, Ser. 2007, 3.90%, due 9/12/08			14,213
4,840	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Comm. Options Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank & Trust Co.), 3.91%, due 10/4/07			4,840	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$6,800	Perth Amboy G.O. BANS, Ser. 2006, 4.35%, due 10/19/07	MIG1		$6,802
				34,054

New York (1.0%)
7,200	Muni. Sec. Trust Cert. G.O., Ser. 2001, (LOC: Bear Stearns), 4.05%, due 10/1/07	VMIG1		7,200	ñµ
4,970	New York City Transitional Fin. Au. Rev., Ser. 2002-2A, (LOC: Dexia Credit Locale de France), 3.98%, due 10/1/07	VMIG1	A-1+	4,970	µ
4,515	New York G.O., Ser. 2004 H1, (LOC: Bank of New York), 3.98%, due 10/1/07	VMIG1	A-1+	4,515	µ
2,500	New York St. Dorm. Au. Rev., Ser. 2006-1370, (FHA Insured), 3.91%, due 10/4/07		A-1+	2,500	µr
1,000	New York St. Dorm. Au. Rev., Ser. 2005-6052, (AMBAC Insured), 3.91%, due 10/4/07	VMIG1		1,000	µh
495	Sales Tax Asset Receivable Corp., Ser. 2006-552, (AMBAC Insured), 3.91%, due 10/4/07	VMIG1		495	µh
				20,680

North Carolina (1.7%)
27,095	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1002, (LOC: Branch Banking & Trust Co.), 4.02%, due 10/4/07	VMIG1		27,095	µ
1,990	Cabarrus Co. Cert. Participation, Ser. 2003-4520, (AMBAC Insured), 3.92%, due 10/4/07		A-1+	1,990	µi
2,485	Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser. 2006-0155, (AMBAC Insured), 3.91%, due 10/4/07		A-1+	2,485	µu
3,600	North Carolina Med. Care Comm. Hlth. Care Fac. Rev. (Sisters of Mercy Svcs. Corp.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.88%, due 10/4/07	VMIG1		3,600	µß
1,270	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2000, (LOC: Merrill Lynch Capital Markets), 4.04%, due 10/4/07		A-1	1,270	µ
				36,440

North Dakota (0.0%)
500	North Dakota Rural Wtr. Fin. Corp. Rev. (Pub. Proj. Construction Notes), Ser. 2004-A1, 3.70%, due 10/1/07	MIG1		500	µ

Ohio (6.5%)
15,565	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1004, (LOC: Branch Banking & Trust Co.), 4.02%, due 10/4/07	VMIG1		15,565	µ
1,095	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 4.05%, due 11/1/07			1,095	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$3,455	Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch. Proj.), Ser. 2004, (LOC: Key Bank), 3.92%, due 10/4/07			$3,455	µß
3,850	Deerfield Township G.O. BANS, Ser. 2006, 3.61%, due 11/29/07	MIG1		3,850
9,665	Franklin Co. Hlth. Care Fac. Rev. (Presbyterian), Ser. 2006 C, (LOC: National City Bank), 3.90%, due 10/4/07		A-1	9,665	µß
8,000	Franklin Co. Hlth. Care Fac. Rev. (Presbyterian), Ser. 2005 B, (LOC: National City Bank), 3.90%, due 10/4/07		A-1	8,000	µß
4,750	Hamilton G.O. BANS, Ser. 2007, 4.00%, due 9/11/08			4,761
1,100	Licking Co. Career & Technology Ed. Ctrs. G.O. BANS (Sch. Fac. Construction), Ser. 2007, 4.50%, due 9/10/08			1,107
3,500	Lucas Co. G.O., Ser. 2007-1, 4.00%, due 9/18/08	MIG1	SP-1+	3,511
4,660	Marysville G.O. BANS, Ser. 2007, 4.13%, due 6/5/08	MIG1		4,673
3,500	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2007, (LOC: Fifth Third Bank), 4.25%, due 9/11/08			3,516
6,650	Muni. Sec. Trust Cert. G.O., Ser. 2001-133A, (FSA Insured), 3.90%, due 10/4/07		A-1	6,650	ñµe
2,830	Ohio St. G.O., Ser. 2005-7508, (LOC: Citibank, N.A.), 3.92%, due 10/4/07	VMIG1		2,830	µ
3,200	Ohio Univ. Gen. Receipts Athens BANS, Ser. 2007, 4.25%, due 1/16/08	MIG1		3,206
1,220	Olmsted Falls BANS, Ser. 2006, 3.90%, due 10/18/07			1,220
17,265	Puttable Floating Option Tax Exempt Receipts, Ser. 2007-4216, (LOC: Merrill Lynch Capital Markets), 4.04%, due 10/1/07			17,265	µ
3,000	Richland Co. G.O. BANS (Correctional Fac.), Ser. 2007, 4.50%, due 2/21/08			3,008
660	Sidney City Sch. Dist. G.O. BANS (Energy Construction), Ser. 2006, 4.28%, due 11/29/07			661
1,200	Sidney City Sch. Dist. G.O. BANS (Sch. Construction), Ser. 2006, 4.07%, due 11/29/07			1,201
4,850	Stark Co. Port Au. Econ. Dev. Rev. (Vision FC LLC Proj.), Ser. 2007, (LOC: Fifth Third Bank), 3.90%, due 10/5/07			4,850	µ
6,000	Toledo G.O. BANS (Capital Improvements), Ser. 2007-1, 3.85%, due 10/25/07			6,001
19,500	Union Township Tax Increment Rev. BANS, Ser. 2007, 4.25%, due 9/17/08	MIG1		19,618
3,000	Univ. of Cincinnati Gen. Receipts Bonds BANS, Ser. 2007 C, 4.50%, due 1/24/08	MIG1	SP-1+	3,008
1,500	Univ. of Toledo Gen. Receipts Bonds, Ser. 2002, (FGIC Insured), 4.05%, due 10/1/07	VMIG1	A-1+	1,500	µu
7,300	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 3.93%, due 10/3/07		A-1+	7,300	µt
2,330	Wickliffe BANS (Capital Improvements), Ser. 2007, 4.25%, due 12/6/07			2,332
				139,848

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Oklahoma (1.3%)
$6,995	Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007-301, (LOC: Bank of America), 3.93%, due 10/4/07	VMIG1		$6,995	µ
22,000	Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of America), 3.70%, due 11/15/17 Putable 11/15/07		A-1+	22,000	µ
				28,995

Oregon (0.6%)
1,000	Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland Proj.), Ser. 1999, (LOC: Key Bank), 4.10%, due 10/1/07	VMIG1		1,000	µß
6,315	Oregon Sch. Boards Assoc. Short-Term Borrowing Prog. Cert. Participation, Ser. 2007 A, 3.80%, due 5/30/08			6,315
5,545	Oregon St. Homeowner Rev. (Floaters), Ser. 2006-229, (LOC: Lloyd's Bank), 3.96%, due 10/4/07	VMIG1		5,545	µ
				12,860

Pennsylvania (3.2%)
6,025	Beaver Co. Ind. Dev. Au. Poll. Ctrl. Rev. (FirstEnergy), Ser. 2006 C, (LOC: Barclays Bank PLC), 4.00%, due 10/1/07	VMIG1	A-1+	6,025	µ
14,125	Butler Co. Gen. Au. Rev. (Hampton Township Sch. Dist. Proj.), Ser. 2007, (FSA Insured), 3.87%, due 10/4/07			14,125	µv
12,270	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-247, (AMBAC Insured), 3.91%, due 10/4/07		A-1+	12,270	µk
2,115	Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.), Ser. 2003, (LOC: Allied Irish Bank), 3.88%, due 10/4/07	VMIG1		2,115	µßØØ
7,700	Muni. Sec. Trust Cert. G.O., Ser. 2007-7065, (AMBAC Insured), 3.92%, due 10/4/07	VMIG1		7,700	ñµe
21,530	Pennsylvania Econ. Dev. Fin. Au. Rev. (Merlots), Ser. 2007-F01, (LOC: Wachovia Bank & Trust Co.), 3.92%, due 10/3/07		A-1+	21,530	µ
5,000	St. Pub. Sch. Bldg. Au. Sch. Rev., Ser. 2006-566, (FSA Insured), 3.92%, due 10/4/07	VMIG1		5,000	µh
				68,765

Puerto Rico (1.1%)
9,900	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser. 2006-1984, (LOC: Morgan Stanley), 3.91%, due 10/4/07		A-1+	9,900	µ
13,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser. 2007-2019, (LOC: Morgan Stanley), 3.91%, due 10/4/07		A-1+	13,500	µ
				23,400

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

South Carolina (2.2%)
$3,700	Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006-515, (LOC: Citibank, N.A.), 3.92%, due 10/4/07			$3,700	µ
22,985	Greenville Co. Sch. Dist. Installment Purchase Ref. Rev. (Floaters), Ser. 2004-982, (LOC: Morgan Stanley), 3.91%, due 10/4/07		A-1+	22,985	µØØ
4,505	Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08			4,505
1,300	Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of America), 3.93%, due 10/4/07	VMIG1		1,300	µ
5	Muni. Sec. Trust Cert. G.O., Ser. 2007-293A, (FSA Insured), 3.92%, due 10/4/07	VMIG1		5	ñµe
1,900	South Carolina Ed. Fac. Au. for Private Nonprofit Institutions Higher Learning Ed. (Furman University), Ser. 2006 B, (LOC: Wachovia Bank & Trust Co.), 4.00%, due 10/1/07	VMIG1		1,900	µß
4,685	Three Rivers Solid Waste Au. Solid Waste Disp. Fac. Rev. BANS, Ser. 2007, 3.75%, due 6/1/08		SP-1+	4,685
9,365	Western Carolina Reg. Sewer Au. Sewer Sys. Rev., Ser. 2007-11123, (FSA Insured), 3.92%, due 10/4/07		A-1+	9,365	µh
				48,445

South Dakota (0.2%)
3,600	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			3,600	µß

Tennessee (2.3%)
1,400	Memphis-Shelby Co. IDB Rev. (Medical Group, Inc.), Ser. 1999, (LOC: SunTrust Bank), 3.87%, due 10/4/07	P-1		1,400	µß
7,450	Metro. Gov't. Nashville & Davidson Co. IDB Multi-Family Hsg. Rev. (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 3.81%, due 7/15/32		A-1+	7,450	µß
8,160	Sevier Co. Pub. Bldg. Au. (Local Govt. Pub. Imp.), Ser. 2007, (AMBAC Insured), 4.10%, due 10/1/07	VMIG1		8,160	µj
3,250	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 3.80%, due 4/1/10 Putable 4/1/08	MIG1		3,250	µ
2,700	Sevier Co. Pub. Bldg. Au. Rev. (Pub. Construction Notes Proj.), Ser. 2006-A4, 3.65%, due 10/1/08 Putable 4/1/08	MIG1		2,700	µ
2,000	Sevier Co. Pub. Bldg. Au. Rev. (Pub. Construction Notes Proj.), Ser. 2007-A5, 3.65%, due 4/1/10 Putable 4/1/08	MIG1		2,000	µ
9,480	Tennessee Energy Acquisition Corp. Gas Rev., (Floaters), Ser. 2006-3646, (LOC: Merrill Lynch Capital Markets), 4.01%, due 10/4/07			9,480	µ
14,785	Tennessee Energy Acquisition Corp. Gas Rev. (Floaters), Ser. 2007-2020, (LOC: Morgan Stanley), 3.96%, due 10/4/07	VMIG1		14,785	µ
				49,225

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Texas (16.5%)
$11,675	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-30, (PSF Insured), 3.93%, due 10/4/07	VMIG1		$11,675	µa
6,105	Aledo Independent Sch. Dist. (Floaters), Ser. 2005-2769, (PSF Insured), 3.99%, due 10/4/07			6,105	µr
6,345	Austin Convention Enterprises, Inc. Convention Ctr. (Putters), Ser. 2006-1614, (XLCA Insured), 3.92%, due 10/4/07		A-1+	6,345	µo
7,945	Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Merlots), Ser. 2007-G02, (LOC: Bank of New York), 3.92%, due 10/3/07		A-1+	7,945	µ
4,600	Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006-D10, (FSA Insured), 3.92%, due 10/3/07		A-1+	4,600	µv
10,565	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010, (LOC: Branch Banking & Trust Co.), 3.90%, due 10/4/07	VMIG1		10,565	µ
3,005	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2036, (LOC: Branch Banking & Trust Co.), 3.92%, due 10/4/07	VMIG1		3,005	µ
5,360	Beaumont G.O., Ser. 2006-2223, (CIFG Insured), 3.92%, due 10/4/07	VMIG1		5,360	µi
17,030	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-329, (AMBAC Insured), 3.96%, due 10/1/07			17,030	µk
35,500	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-292, (LOC: Deutsche Bank), 3.96%, due 10/4/07		A-1+	35,500	µ
6,795	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1518B, (PSF Insured), 3.92%, due 10/4/07	VMIG1		6,795	µo
2,970	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1517B, (PSF Insured), 3.92%, due 10/4/07	VMIG1		2,970	µo
4,700	Eclipse Funding Trust (Solar Eclipse-Houston Independent Sch.), Ser. 2006-0019, (FSA Insured), 3.92%, due 10/4/07	VMIG1		4,700	ñµu
4,345	Frenship Independent Sch. Dist. (Floaters), Ser. 2005, (PSF Insured), 3.99%, due 10/4/07			4,345	µk
6,480	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005-1018, (LOC: JP Morgan Chase), 3.92%, due 10/4/07	VMIG1	A-1+	6,480	µ
1,370	Hidalgo Co. G.O. (Merlots), Ser. 2007-C03, (FSA Insured), 3.92%, due 10/3/07		A-1+	1,370	µd
7,780	Keller Ind. Sch. Dist. G.O. (ABN Amro Munitops Cert. Trust), Ser. 2006-30, (PSF Insured), 3.93%, due 10/4/07	VMIG1		7,780	ñµa
2,700	Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Mem. Hlth. Sys. East Texas), Ser. 2005, (LOC: Wachovia Bank & Trust Co.), 4.09%, due 10/1/07		A-1+	2,700	µß
5,270	Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Mem. Hlth. Sys. East Texas), Ser. 1998, 5.70%, due 10/1/07 Pre-Refunded 2/15/28			5,451	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$8,450	Muni. Sec. Trust Cert. G.O., Ser. 2007-3082A, (MBIA Insured), 4.05%, due 10/1/07	VMIG1		$8,450	ñµe
9,520	Muni. Sec. Trust Cert. G.O., Ser. 2007-315A, (FSA Insured), 3.92%, due 10/4/07	VMIG1		9,520	ñµe
3,775	Muni. Sec. Trust Cert. G.O., Ser. 2006-279A, (PSF Insured), 3.92%, due 10/4/07	VMIG1		3,775	ñµe
14,860	Muni. Sec. Trust Cert. G.O., Ser. 2007-338A, (PSF Insured), 3.92%, due 10/4/07	VMIG1		14,860	ñµe
8,990	Muni. Sec. Trust Cert. G.O., Ser. 2000-9005A, (FSA Insured), 3.92%, due 10/4/07		A-1	8,990	ñµe
7,995	Muni. Sec. Trust Cert. G.O., Ser. 2007-312A, (LOC: Bear Stearns), 3.92%, due 10/4/07	VMIG1		7,995	ñµe
29,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 3.93%, due 10/4/07			29,740	µa
22,695	Munitops II Trust, Ser. 2007-67, (PSF Insured), 3.93%, due 10/4/07			22,695	ñµa
5,750	Puttable Floating Option Tax Exempt Receipts, Ser. 2007, (MBIA Insured), 3.99%, due 10/1/07			5,750	µr
10,610	Puttable Floating Option Tax Exempt Receipts (Lampasasa), Ser. 2007-4309, (PSF Insured), 3.95%, due 10/4/07			10,610	µr
9,230	Puttable Floating Option Tax Exempt Receipts (Leander Sch. Dist.), Ser. 2007-256, (PSF Insured), 3.96%, due 10/4/07			9,230	µr
5,105	San Antonio Wtr. Rev., Ser. 2006-7028, (MBIA Insured), 3.92%, due 10/4/07	VMIG1		5,105	µi
10,000	Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev., Ser. 2007-1453, (LOC: Merrill Lynch Capital Markets), 4.01%, due 10/4/07		A-1+	10,000	µ
1,680	Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. (Floaters), Ser. 2006-1578, (LOC: Morgan Stanley), 3.96%, due 10/4/07		A-1+	1,680	µ
20,525	Texas Muni. Gas Acquisition & Supply Corp. II Gas Supply Rev., Ser. 2007-10014, (LOC: Dexia Credit Locale de France), 3.99%, due 10/4/07		A-1+	20,525	µ
24,745	Texas St. Turnpike Au. Central Turnpike Sys. Rev., Ser. 2007-10041, (AMBAC Insured), 3.92%, due 10/4/07		A-1+	24,745	µi
7,241	Texas St. Turnpike Au. Central Turnpike Sys. Rev. (Floaters), Ser. 2006-1408, (AMBAC Insured), 3.91%, due 10/4/07		A-1+	7,241	µs
3,520	Univ. of Texas Univ. Rev., Ser. 2007-1080, (LOC: Citigroup Global Markets), 3.92%, due 10/4/07	VMIG1		3,520	µ
				355,152

Utah (0.8%)
4,800	Central Wtr. Conservancy Dist. G.O., Ser. 1998 E, (AMBAC Insured), 3.87%, due 10/3/07	VMIG1	A-1+	4,800	µp

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$2,950	Lehi Elec. Util. Rev., Ser. 2005, (FSA Insured), 3.93%, due 10/3/07			$2,950	µl
8,500	Utah Trans. Au. Sales Tax Rev. (Floaters), Ser. 2007-63Z, (MBIA Insured), 3.91%, due 10/4/07			8,500	µm
				16,250

Vermont (0.3%)
3,400	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Middlebury College Proj.), Ser. 2002 B, 3.58%, due 11/1/32 Putable 11/1/07			3,400	µ
2,655	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Mount Ascutney Hosp. Proj.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 4.00%, due 10/1/07	VMIG1		2,655	µß
194	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 4.00%, due 10/1/07	VMIG1		194	µß
				6,249

Virginia (1.4%)
7,500	ABN Amro Munitops. Cert. Trust Rev., Ser. 2005-48, (LOC: ABN Amro Bank N.V.), 3.93%, due 10/4/07	VMIG1		7,500	ñµ
7,150	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC: Branch Banking & Trust Co.), 4.02%, due 10/4/07	VMIG1		7,150	µ
3,000	BB&T Muni. Trust Var. St. Commonwealth Trans. Board (Floaters), Ser. 2007-2050, (LOC: Branch Banking & Trust Co.), 3.94%, due 10/4/07	VMIG1		3,000	µ
13,150	Virginia College Bldg. Au. Ed. Fac. Rev. (Richmond Proj.), Ser. 2006, (LOC: SunTrust Bank), 4.08%, due 10/1/07	VMIG1		13,150	µß
				30,800

Washington (2.8%)
6,865	Deutsche Bank Spears/Lifers Trust Var. St. (Everett Hsg.), Ser. 2007-131, (LOC: Deutsche Bank), 4.02%, due 10/4/07			6,865	µ
3,700	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 4.10%, due 10/1/07		A-1+	3,700	µ
4,622	King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA Insured), 3.91%, due 10/4/07			4,622	µs
5,335	Muni. Sec. Trust Cert. G.O., Ser. 2007-301A, (AMBAC Insured), 3.92%, due 10/4/07	VMIG1		5,335	ñµe
3,175	Pierce Co. Sch. Dist. Number 010 Tacoma G.O. (Floaters), Ser. 2005-3316, (FSA Insured), 3.99%, due 10/4/07	VMIG1		3,175	µr
2,607	Port of Seattle Rev. (Floaters), Ser. 2002-739D, (FGIC Insured), 3.91%, due 10/4/07		A-1+	2,607	µs
7,240	Port of Seattle Rev. (Floaters), Ser. 2006-3499, (XLCA Insured), 3.95%, due 10/4/07			7,240	µr

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$7,755	Seattle Museum Dev. Au. Spec. Oblig. Rev. (Merlots), Ser. 2005-D03, (LOC: Wachovia Bank & Trust Co.), 3.92%, due 10/3/07		A-1+	$7,755	µ
17,000	Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth. Svcs.), Ser. 2006, (LOC: Citibank, N.A.), 3.96%, due 10/3/07	VMIG1	A-1+	17,000	µß
1,000	Washington St. Hsg. Fin. Commission Non-Profit Rev. (St. Vincent de Paul Proj.), Ser. 2000 A, (LOC: Wells Fargo Bank & Trust Co.), 3.81%, due 10/4/07		A-1+	1,000	µß
1,600	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 4.10%, due 10/1/07	VMIG1		1,600	µß
				60,899

Wisconsin (3.8%)
3,000	Antigo Unified Sch. Dist. TRANS, Ser. 2006, 3.85%, due 11/1/07			3,000
1,560	Appleton Waterworks Rev., Ser. 2007-A, (MBIA Insured), 4.00%, due 1/1/08			1,562
19,320	Eclipse Funding Trust Var. St. (Solar Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA Insured), 3.91%, due 10/4/07		A-1+	19,320	µu
4,540	Edgerton Sch. Dist. G.O. TRANS, Ser. 2006, 3.71%, due 10/24/07			4,540
6,500	Muni. Sec. Trust Cert. G.O., Ser. 2007-335, (LOC: Bear Stearns), 3.92%, due 10/4/07	VMIG1		6,500	ñµ
4,250	New Richmond Sch. Dist. BANS, Ser. 2007, 4.13%, due 6/6/08	MIG1		4,256
2,000	Nicolet High Sch. Dist. TRANS, Ser. 2006, 4.25%, due 10/30/07			2,001
3,000	Wisconsin Sch. Dist. Cash Flow Management Prog. Cert. Participation, Ser. 2006 B, 4.25%, due 11/1/07	MIG1		3,002
5,955	Wisconsin St. Hlth & Ed. Fac. Au. Rev. (Beloit College Proj.), Ser. 2007, (XLCA Insured), 4.05%, due 10/1/07		A-1+	5,955	µßd
500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno College Proj.), Ser. 1997, (LOC: Allied Irish Bank), 4.10%, due 10/1/07	VMIG1		500	µß
4,125	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser. 1994 A, (LOC: Marshall & Ilsley), 3.93%, due 10/3/07		A-1	4,125	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of Wisconsin, Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.94%, due 10/4/07			3,145	µß
3,175	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser. 2006, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	3,175	µß
8,090	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2003-858, (MBIA Insured), 3.95%, due 10/4/07			8,090	µp
9,500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Fort Healthcare Inc.), Ser. 2007 A, (LOC: JP Morgan Chase), 4.08%, due 10/1/07		A-1+	9,500	µß
1,400	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College Proj.), Ser. 2003, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	1,400	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$935	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.), Ser. 2001, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	$935	µß
				81,006

	Total Investments (98.0%)			2,111,103
	Cash, receivables and other assets, less liabilities (2.0%)			43,235
	Total Net Assets (100.0%)			$2,154,338

See Notes to Schedule of Investments

Schedule of Investments Municipal Master Series (Unaudited)

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Municipal Notes (98.4%)

Alabama (0.2%)
$988	Birmingham Pub. Park & Rec. Board Rev., Ser. 1997, (LOC: AmSouth Bank), 3.99%, due 10/4/07			$988	µß
300	Parrish IDB PCR (Alabama Pwr. Co. Proj.), Ser. 1994, 4.04%, due 10/1/07		A-1	300	µß
				1,288

Arizona (0.7%)
3,995	RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser. 2007 C-6, (LOC: Royal Bank of Canada), 3.97%, due 10/4/07	VMIG1		3,995	µ

Arkansas (1.5%)
8,560	Morgan Keegan Muni. Prod., Inc. Var. St. Trust Receipts, Ser. 2006 D, (LOC: IXIS Funding Corp.), 3.98%, due 10/4/07		A-1+	8,560	µq

California (5.0%)
300	California St. Muni. Sec. Trust Receipts, Ser. 2001-135, (AMBAC Insured), 4.05%, due 10/1/07		A-1+	300	µt
1,335	California Statewide Comm. Dev. Corp. Rev. (RL Group LLC), Ser. 1998 C, (LOC: Mellon 1st Business Bank), 3.95%, due 10/3/07			1,335	µß
5,000	Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART Transit), Ser. 2006 A, 3.95%, due 4/15/46			5,002	ß
22,010	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-116, (LOC: Deutsche Bank), 4.02%, due 10/4/07			22,010	µ
				28,647

Colorado (0.8%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.70%, due 12/1/07		A-1+	1,000	µ
1,995	El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007 C44, (LOC: Government National Mortgage Association), 3.97%, due 10/3/07	VMIG1		1,995	µd
1,811	Rev. Bond Cert. Ser. Trust Var. St., (Sterling Park), Ser. 2006-6, (AIG Insured), 4.06%, due 10/4/07			1,811	µ
				4,806

Delaware (0.1%)
300	Univ. of Delaware Rev., Ser. 2004 B, (LOC: Bank of America), 4.00%, due 10/1/07		A-1+	300	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Florida (4.6%)
$2,400	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-351, (AMBAC Insured), 3.92%, due 10/3/07		A-1+	$2,400	µk
3,250	Florida Dev. Fin. Corp. IDR (4504 30th Street West LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			3,250	µ
5,560	Florida Hsg. Fin. Corp. Multi-Family Rev. (Floaters), Ser. 2007-3868, (LOC: Merrill Lynch Capital Markets), 4.04%, due 10/4/07			5,560	µ
960	Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank & Trust Co.), 4.03%, due 10/3/07	VMIG1	A-1+	960	µ
690	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000 E, (LOC: Bank of America), 3.94%, due 10/3/07	VMIG1		690	µß
1,090	Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser. 2005-1179, (LOC: JP Morgan Chase), 3.96%, due 10/4/07	VMIG1		1,090	µ
12,815	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1497, (LOC: Merrill Lynch Capital Markets), 4.14%, due 10/4/07		A-1+	12,815	µ
				26,765

Georgia (7.6%)
1,000	Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured), 3.97%, due 10/3/07	VMIG1		1,000	µv
4,000	Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC Insured), 3.97%, due 10/3/07	VMIG1		4,000	µv
1,800	Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America), 3.94%, due 10/4/07		A-1+	1,800	µß
355	Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts Proj.), Ser. 1999, (LOC: Branch Banking &Trust Co.), 3.98%, due 10/4/07		A-1+	355	µß
2,450	Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07	VMIG1		2,450	µß
2,000	Cartersville Dev. Au. IDR (Bliss & Laughlin), Ser. 1988, (LOC: Bank of America), 4.02%, due 10/4/07			2,000	µß
7,900	Cobb Co. Hsg. Au. Multi-Family Hsg. Rev. (Woodchase Village Apts. Proj.), Ser. 2003, (LOC: Regions Bank), 3.99%, due 10/4/07	VMIG1		7,900	µß
1,015	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldg.), Ser. 1997, (LOC: JP Morgan Chase), 4.15%, due 10/4/07			1,015	µß
2,405	Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			2,405	µß
1,035	Gwinnett Co. Dev. Au. IDR (Color Image Inc. Proj.), Ser. 1999, (LOC: SouthTrust Bank), 3.98%, due 10/4/07			1,035	µß
14,695	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-3793, (LOC: Merrill Lynch Capital Markets), 4.04%, due 10/4/07			14,695	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$5,415	Union City Hsg. Au. Multi-Family Rev. (Floaters), Ser. 2007-3865, (LOC: Merrill Lynch Capital Markets), 4.04%, due 10/4/07			$5,415	µ
				44,070

Idaho (3.4%)
300	Idaho Hlth. Fac. Au. Rev. (St. Luke's Med. Ctr.), Ser. 2000, (FSA Insured), 4.06%, due 10/1/07	VMIG1	A-1	300	µßn
6,755	Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev., Ser. 2007-11192, (LOC: Citibank, N.A.), 4.00%, due 10/4/07	VMIG1		6,755	µ
12,695	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4049, (LOC: Merrill Lynch Capital Markets), 4.02%, due 10/4/07	VMIG1		12,695	µ
				19,750

Illinois (9.2%)
2,440	Aurora IDR (FIS Aurora Invest LLC Proj.), Ser. 2001 A, (LOC: National City Bank), 3.98%, due 10/4/07			2,440	µß
10,580	Aurora Single Family Mtge. Rev., Ser. 2007-10213, (LOC: Government National Mortgage Association), 4.00%, due 10/4/07		A-1+	10,580	µi
5,000	Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 C55, (LOC: Government National Mortgage Association), 3.97%, due 10/3/07		A-1+	5,000	µd
4,500	Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC: Charter One Bank), 3.98%, due 10/4/07			4,500	µ
2,920	Chicago IDR (Evans Food Prod. Co. Proj.), Ser. 1998, (LOC: LaSalle National Bank), 3.96%, due 10/4/07		A-1+	2,920	µ
1,160	Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living Fac.), Ser. 2003, (LOC: Harris Trust & Savings Bank), 3.93%, due 10/4/07	VMIG1		1,160	µß
2,500	Chicago Single Family Mtge. Rev., Ser. 2007 2F, (LOC: Government National Mortgage Association), 3.93%, due 7/1/08			2,500	[f]
4,000	Chicago Single Family Mtge. Rev., Ser. 2007 2D, (LOC: Government National Mortgage Association), 3.95%, due 7/1/08			4,000	[j]
2,011	Decatur Park Dist. G.O., Ser. 2007 B, 4.25%, due 12/15/07			2,013
1,639	Dundee Township Park Dist. G.O., Ser. 2006, 4.35%, due 12/1/07			1,641
1,500	Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle National Bank), 4.04%, due 10/4/07		A-1+	1,500	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 4.15%, due 10/4/07			700	µß
980	Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC: Fifth Third Bank), 3.98%, due 10/4/07			980	µß
4,570	Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp. Proj.), Ser. 2000, (LOC: Fifth Third Bank), 3.97%, due 10/5/07			4,570	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$500	Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP Morgan Chase), 4.15%, due 10/4/07			$500	µß
3,400	Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 4.01%, due 10/3/07			3,400	µß
1,000	Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.98%, due 10/4/07			1,000	µß
930	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 3.98%, due 10/4/07	VMIG1		930	µß
2,620	Upper Illinois River Valley Dev. Au. IDR (Advanced Drainage Sys.), Ser. 2002, (LOC: National City Bank), 3.98%, due 10/4/07			2,620	µß
				52,954

Indiana (5.4%)
2,000	Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants, Ser. 2007, 4.00%, due 12/31/07			2,002
2,680	Concord Comm. Sch. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/31/07			2,681
2,000	Crawfordsville Econ. Dev. Ref. Rev. (Pedcor Investments-Shady), Ser. 1993, (LOC: Federal Home Loan Bank), 3.99%, due 10/4/07	VMIG1		2,000	µ
3,540	Elkhart Co. Econ. Dev. Rev. (Carriage, Inc. Proj.), Ser. 2006, (LOC: National City Bank), 3.98%, due 10/4/07			3,540	µ
585	Elkhart Co. Econ. Dev. Rev. (Pinnacle Bldg. Sys. Corp.), Ser. 1999, (LOC: Bank One Indiana N.A.), 4.23%, due 10/3/07			585	µß
1,400	Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07			1,400
500	Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994, (LOC: Bank of America), 4.15%, due 10/4/07			500	µß
4,300	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Proj.), Ser. 2006, (LOC: National City Bank), 4.10%, due 10/1/07		A-1	4,300	µß
2,650	Johnson Co. Tax Anticipation Warrants, Ser. 2007, 4.35%, due 12/31/07			2,654
970	Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.97%, due 10/5/07			970	µß
1,890	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 3.99%, due 10/4/07	VMIG1		1,890	µß
1,069	La Porte Co. Econ. Dev. Rev. (Pedcor Investments-Woodland), Ser. 1994, (LOC: Federal Home Loan Bank), 4.00%, due 10/4/07	VMIG1		1,069	µ
2,600	La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC: LaSalle National Bank), 4.01%, due 10/4/07			2,600	µß
1,087	Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser. 2003 B, (LOC: Federal Home Loan Bank), 3.98%, due 10/4/07		A-1+	1,087	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$1,105	North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 3.94%, due 10/3/07		A-1+	$1,105	µß
2,150	Spencer Owen Comm. Schs. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/31/07			2,151
500	Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind), Ser. 2004, (LOC: PNC Bank), 3.97%, due 10/4/07			500	µß
				31,034

Iowa (1.6%)
300	Iowa Higher Ed. Loan Au. Rev. (Private College Wartburg Proj.), Ser. 2000, (LOC: American Trust & Savings), 4.10%, due 10/1/07	VMIG1		300	µß
400	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			400	µß
6,315	Muni. Sec. Trust Cert. G.O., Ser. 2007 7042A, (LOC: Government National Mortgage Association), 3.96%, due 10/4/07	VMIG1		6,315	ñµe
2,215	Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996, (LOC: U.S. Bank), 3.98%, due 10/4/07			2,215	µß
				9,230

Kansas (0.7%)
3,925	Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08			3,950
300	Univ. of Kansas Hosp. Au. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust & Savings Bank), 4.05%, due 10/1/07		A-1	300	µß
				4,250

Kentucky (2.5%)
200	Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 4.15%, due 10/4/07			200	µß
2,790	Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005, (LOC: Fifth Third Bank), 3.97%, due 10/5/07			2,790	µß
2,700	Boone Co. Ind. Bldg. Rev. (Kiswel, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07	VMIG1		2,700	µß
2,665	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 3.90%, due 2/1/08			2,665	µ
4,000	Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby Corp.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			4,000	µß
1,800	Lexington-Fayette Urban Co. Arpt. Corp. Rev. Ref. (1st Mtg.), Ser. 1998 C, (MBIA Insured), 4.16%, due 10/1/07	VMIG1		1,800	µl
315	Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser. 2000, (LOC: Citizens Bank), 4.01%, due 10/4/07			315	µß
				14,470

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Louisiana (2.0%)
$300	Ascension Parish Rev. (BASF Corp. Proj.), Ser. 1998, 4.13%, due 10/1/07	P-1		$300	µß
1,000	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			1,000	µß
4,940	Deutsche Bank Spears/Lifers Trust Var. St., Ser.2007-137, (LOC: Deutsche Bank), 4.02%, due 10/4/07			4,940	µ
3,310	Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser. 2006-1566, (LOC: Depfa Bank), 3.96%, due 10/4/07		A-1+	3,310	µs
2,000	Louisiana Local Gov't. Env. Facs. & Comm. Dev. Rev. (SRL Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			2,000	µß
				11,550

Maine (1.1%)
6,000	Maine St. Hsg. Au. Mtge. Purchase Bonds, Ser. 2007 F, 3.85%, due 11/15/34 Putable 9/22/08	VMIG1	A-1+	6,000
500	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 3.90%, due 12/15/07			500	µß
				6,500

Maryland (0.3%)
1,660	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 3.95%, due 10/1/07		A-1+	1,660	µ

Massachusetts (1.5%)
3,000	Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08			3,002
2,400	Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 8/22/08			2,402
1,150	Massachusetts St. HFA, Ser. 2005 A, (FSA Insured), 3.85%, due 6/1/08			1,150
1,975	Massachusetts St. Ind. Fin. Agcy. Rev. (Sr. Living Fac.-Forge Hill Proj.), Ser. 1998, 6.75%, due 4/1/30 Pre Refunded 4/1/08			2,044	ß
				8,598

Michigan (0.3%)
1,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2, (LOC: Government National Mortgage Association), 3.97%, due 10/4/07	VMIG1		1,000	µa
300	Eastern Michigan Univ. Rev., Ser. 2001, (FGIC Insured), 4.05%, due 10/1/07		A-1+	300	µl
300	Northern Michigan Univ. Rev., Ser. 2001, (FGIC Insured), 4.05%, due 10/1/07	VMIG1	A-1	300	µj
300	Univ. of Michigan Univ. Rev., Ser. 2005 A, 4.00%, due 10/1/07	VMIG1	A-1+	300	µ
				1,900

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Minnesota (3.0%)
$300	Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian Homes), Ser. 1999 A, (LOC: U.S. Bank), 4.10%, due 10/1/07		A-1+	$300	µß
100	Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			100	µß
12,195	Dakota Co. Comm. Dev. Agcy. Multi-Family Hsg. Rev. (Brentwood Hills Apts. Proj.), Ser. 2003 A, (LOC: LaSalle National Bank), 4.15%, due 10/1/07	VMIG1		12,195	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 3.94%, due 10/4/07	VMIG1		2,415	µß
280	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 4.10%, due 10/1/07	VMIG1		280	µß
500	Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S. Bank), 4.09%, due 10/4/07			500	µß
1,155	St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.), Ser. 2000, (LOC: U.S. Bank), 4.00%, due 10/4/07			1,155	µß
100	Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999, (LOC: U.S. Bank), 4.00%, due 10/3/07			100	µß
				17,045

Missouri (1.0%)
1,000	Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser. 1989, (LOC: Commerce Bank N.A.), 3.98%, due 10/4/07		A-1	1,000	µ
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 4.15%, due 10/4/07			300	µß
100	Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.), Ser. 1994, (LOC: LaSalle National Bank), 4.15%, due 10/4/07			100	µß
4,000	Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev. (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank, N.A.), 4.23%, due 10/3/07	P-1	A-1+	4,000	µß
300	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 4.10%, due 10/1/07		A-1	300	µß
300	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St. Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America), 4.05%, due 10/1/07		A-1+	300	µß
				6,000

Montana (2.1%)
9,965	Montana St. Board Hsg. (Merlots), Ser. 2007-H11, (LOC: Wachovia Bank & Trust Co.), 3.97%, due 10/3/07		A-1+	9,965	µ
2,000	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08	VMIG1		2,000	µ
				11,965

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Nebraska (0.1%)
$400	Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			$400	µß

Nevada (2.1%)
1,495	Clark Co. IDR (Floaters), Ser. 2007-1843, (AMBAC Insured), 3.91%, due 10/4/07		A-1+	1,495	µs
1,000	Clark Co. IDR (Floaters), Ser. 2006-1306, (FGIC Insured), 3.94%, due 10/4/07	VMIG1		1,000	µs
9,365	Muni. Sec. Trust Cert. G.O., Ser. 2007-321, Class A, (AMBAC Insured), 3.96%, due 10/4/07	VMIG1		9,365	ñµe
				11,860

New Hampshire (0.8%)
1,200	Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07			1,200
1,500	Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07			1,501
1,660	New Hampshire St. Hsg. Fin. Au. Multi-Family Rev. (Floaters), Ser. 2006-3438, (LOC: Merrill Lynch Capital Markets), 4.02%, due 10/4/07	VMIG1		1,660	µ
				4,361

New Jersey (1.5%)
7,665	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Stamato Realty LLC Proj.), Ser. 2001, (LOC: Comerica Bank), 4.02%, due 10/4/07			7,665	µß
705	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 4.00%, due 10/3/07			705	µß
				8,370

New Mexico (0.0%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: America National Bank & Trust Co.), 4.15%, due 10/4/07			225	µß

North Carolina (0.9%)
1,550	Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			1,550	µß
2,000	Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev. (Sabo USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle National Bank), 3.98%, due 10/4/07	VMIG1		2,000	µß
1,875	North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 4.00%, due 10/4/07	VMIG1		1,875	µ
				5,425

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

North Dakota (0.3%)
$800	Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			$800	µß
1,000	North Dakota HFA Rev. (Fin. Prog. Home Mtge.), Ser. 2004 B, (LOC: KBC Bank N.V.), 3.95%, due 10/3/07	VMIG1		1,000	µ
				1,800

Ohio (2.2%)
1,750	American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%, due 7/3/08			1,750
2,060	American Muni. Pwr. BANS (Shelby Proj.), Ser. 2006, 3.70%, due 11/15/07			2,060
1,775	Marion Co. IDR (Mid Ohio Packaging Co. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 4.03%, due 10/4/07			1,775	µ
1,910	Marysville Wtr. & Swr. G.O. BANS, Ser. 2007, 4.50%, due 1/24/08			1,915
1,800	Revenue Bond Cert. Ser. Trust Var. St. (Park Trails), Ser. 2007-3 (AIG Insured), 4.06%, due 10/4/07			1,800	µ
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 4.30%, due 10/4/07			115	µß
1,445	Vandalia Land Acquisition G.O. BANS, Ser. 2007, 3.88%, due 8/22/08			1,445
1,155	Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of America), 4.15%, due 10/1/07		A-1+	1,155	µß
946	Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National City Bank), 3.98%, due 10/4/07			946	µß
				12,961

Oregon (0.2%)
705	Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC: U.S. Bank), 3.99%, due 10/4/07		A-1+	705	µß
300	Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland Proj.), Ser. 1999, (LOC: Key Bank), 4.10%, due 10/1/07	VMIG1		300	µß
				1,005

Pennsylvania (2.9%)
4,000	Crawford Co. Ind. Dev. Au. Rev. (Acutec Precision), Ser. 2007, (LOC: National City Bank), 3.98%, due 10/4/07			4,000	µß
3,200	Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			3,200	µß
2,805	Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 4.01%, due 10/4/07			2,805	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$3,425	Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 3.96%, due 10/4/07	VMIG1		$3,425	µß
3,000	Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 1995 D7, (LOC: PNC Bank), 3.93%, due 10/4/07			3,000	µ
				16,430

Rhode Island (0.2%)
1,180	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 4.00%, due 10/3/07		A-1+	1,180	µß

South Carolina (2.4%)
2,775	Jasper Co. BANS, Ser. 2007, 4.25%, due 2/15/08			2,779
1,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Blue Ridge Log Cabins LLC), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07	VMIG1		1,000	µß
1,985	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (DCS Diversified Coating), Ser. 2002, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07	VMIG1		1,985	µß
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind., Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 3.97%, due 10/4/07			500	µß
4,125	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Woodhead LLC Proj.), Ser. 2007 A, (LOC: Columbus Bank & Trust), 3.94%, due 10/4/07			4,125	µß
50	South Carolina Jobs Econ. Dev. Au. IDR (Florence RHF Hsg. Proj.), Ser. 1987 A, (LOC: Wachovia Bank & Trust Co.), 4.15%, due 10/3/07			50	µß
3,420	Three Rivers Solid Waste Au. Solid Waste Disposal Fac. Ref. Rev. BANS, Ser. 2007, 3.72%, due 1/15/08		SP-1+	3,420
				13,859

South Dakota (0.0%)
125	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.95%, due 10/3/07			125	µß
80	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 4.00%, due 10/4/07			80	µß
				205

Tennessee (2.5%)
8,000	Morgan Keegan Muni. Prod. Inc. Var. St. Rev., Ser. 2007 F, (LOC: BNP Paribas), 3.91%, due 10/4/07		A-1+	8,000	µ
2,110	Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999, (LOC: AMSouth Bank), 3.99%, due 10/4/07			2,110	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 3.99%, due 10/4/07	VMIG1		$3,200	µ
300	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A, (LOC: Citizens Bank), 4.01%, due 10/4/07			300	µß
730	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C, (LOC: Citizens Bank), 4.01%, due 10/4/07			730	µß
				14,340

Texas (9.7%)
4,660	Alliance Arpt. Au. Inc. Spec. Fac. Rev. (Floaters), Ser. 2007-2088, (LOC: Wells Fargo & Co.), 3.99%, due 10/4/07		A-1+	4,660	µ
615	Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care, Inc.), Ser. 1998, (LOC: Broadway National Bank), 4.10%, due 10/4/07	VMIG1		615	µßg
10,125	Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007-749CE, (LOC: Citigroup Global Markets), 4.04%, due 10/4/07	VMIG1		10,125	µ
15,450	Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF Corp. Proj.), Ser. 2001, 4.15%, due 10/3/07		A-1+	15,450	µß
1,300	Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser. 2004-385, (FGIC Insured), 3.96%, due 10/4/07	VMIG1	A-1+	1,300	µo
1,340	Harris Co. Ind. Dev. Corp. IDR (Precision Gen., Inc. Proj.), Ser. 1991, (LOC: Morgan Guaranty Trust), 3.98%, due 10/4/07		A-1+	1,340	µß
300	Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Mem. Hlth. Sys. East Texas), Ser. 2005, (LOC: Wachovia Bank & Trust Co.), 4.09%, due 10/1/07 Pre Refunded 2/15/08		A-1+	300	µß
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 5.87%, due 10/4/07			4,271	µ
300	Muni. Sec. Trust Cert. G.O., Ser. 2007-3082A, (MBIA Insured), 4.05%, due 10/1/07	VMIG1		300	ñµe
1,200	Port of Port Arthur Navigation Dist. Rev. (Fina Oil & Chemical Co. Proj.), Ser. 1998, 4.08%, due 10/1/07	VMIG1		1,200	µß
8,200	Tarrant Co. Hsg. Fin. Corp. Rev. (Floaters), Ser. 2007-2050, (LOC: Government National Mortgage Association), 3.96%, due 10/4/07		A-1+	8,200	µs
7,975	Victory Street Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE, (LOC: Citigroup Global Markets), 4.04%, due 10/4/07	VMIG1		7,975	µ
				55,736

Vermont (1.1%)
300	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Mount Ascutney Hosp. Proj.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 4.00%, due 10/1/07	VMIG1		300	µß
6,000	Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC: Calyon Bank), 3.85%, due 9/25/08			6,000
				6,300

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

Virginia (4.7%)
$2,500	Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			$2,500	µß
7,150	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC: Branch Banking & Trust Co.), 4.02%, due 10/4/07	VMIG1		7,150	µ
6,380	Portsmouth Redev. & Hsg. Au. Multi-Family Hsg. Rev., Ser. 2006-3667, (LOC: Merrill Lynch Capital Markets), 4.02%, due 10/4/07			6,380	µ
2,210	Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07			2,210	µß
3,000	Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.98%, due 10/4/07	VMIG1		3,000	µß
2,865	Tazewell Co. Ind. Dev. Au. Rev. (Jennmar Corp., Inc.), Ser. 2007, (LOC: PNC Bank), 3.97%, due 10/4/07			2,865	µß
1,865	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006-C07, (LOC: Bank of New York), 3.97%, due 10/3/07		A-1+	1,865	µ
1,380	Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America), Ser. 1989, (LOC: Landesbank Hessen-Thveringen Girozentrale), 4.02%, due 10/4/07			1,380	µß
				27,350

Washington (5.7%)
300	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 4.10%, due 10/1/07		A-1+	300	µ
9,870	Washington St. Hsg. Fin. Commission, Ser. 2007-11203, (LOC: Government National Mortgage Association), 4.00%, due 10/4/07	VMIG1		9,870	µh
7,395	Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser. 2007-10003CE, (LOC: Citigroup Global Markets), 4.04%, due 10/4/07	VMIG1		7,395	µ
4,500	Washington St. Hsg. Fin. Commission Multi-Family Rev. (Silver Creek Retirement), Ser. 2004 A, (LOC: Wells Fargo & Co.), 4.09%, due 10/1/07	VMIG1		4,500	µß
10,300	Washington St. Hsg. Fin. Commission Multi-Family Rev. (Woodland Retirement Proj.), Ser. 2003 A, (LOC: Wells Fargo & Co.), 4.09%, due 10/1/07		A-1+	10,300	µß
300	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 4.10%, due 10/1/07	VMIG1		300	µß
				32,665

Wisconsin (6.5%)
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 4.23%, due 10/3/07			425	µß
6,500	Muni. Sec. Trust Cert. G.O., Ser. 2007-7063, Class A, (LOC: Bear Stearns), 3.96%, due 10/4/07	VMIG1		6,500	ñµ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT SECURITY@@		RATING‡‡		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$19,945	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4391, (LOC: Dexia Credit Locale de France), 4.00%, due 10/4/07	VMIG1		$19,945	µ
300	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College Proj.), Ser. 2007, (XLCA Insured), 4.05%, due 10/1/07		A-1+	300	µßd
2,600	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Fort Healthcare Inc.), Ser. 2007 A, (LOC: JP Morgan Chase), 4.08%, due 10/1/07		A-1+	2,600	µß
7,500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 A, (FSA Insured), 4.05%, due 10/1/07		A-1+	7,500	µßl
200	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc. Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 4.10%, due 10/1/07		A-1	200	µß
				37,470

	Total Investments (98.4%)			567,279
	Cash, receivables and other assets, less liabilities (1.6%)			8,945
	Total Net Assets (100.0%)			$576,224

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity

Trust (Unaudited)

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

@@	Municipal securities held by Municipal Master Series and Tax-Exempt Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 90.9% and 89.1% of the municipal securities held by Municipal Master Series and Tax-Exempt Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

‡‡

Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Master Series' investment manager.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At September 30, 2007, these securities amounted to approximately $749,378,000 or 28.7% of net assets for Money Market Master Series, approximately $2,274,087,000 or 16.2% of net assets for Prime Master Series, approximately $200,070,000 or 9.3% of net assets for Tax-Exempt Master Series and approximately $22,480,000 or 3.9% of net assets for Municipal Master Series.

ß	Security is guaranteed by the corporate or non-profit obligor.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2007.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2007, these securities amounted to $20,020,000 for Government Reserves Master Series and $18,484,000 for Tax-Exempt Master Series, respectively.

ØØ	All or a portion of this security is segregated as collateral for when-issued purchase commitments.

a	Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

b	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

e	Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

f	Security is subject to a guarantee provided by Calyon Bank, backing 100% of the total principal.

g	Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

h	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

i	Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

j	Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

k	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m	Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

n	Security is subject to a guarantee provided by Harris Trust & Savings Bank, backing 100% of the total principal.

o	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

q	Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

r	Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

v	Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust

(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	September 30, 2007	September 30, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers	$2,316,543	$11,584,242
Repurchase agreements	286,000	2,465,100

	2,602,543	14,049,342
Cash	564	565
Interest receivable	10,818	29,282
Receivable for securities sold	-	-
Prepaid expenses and other assets	116	133

Total Assets	2,614,041	14,079,322

Liabilities
Payable for securities purchased	-	-
Payable to investment manager-net (Note B)	179	898
Accrued expenses and other payables	113	8

Total Liabilities	292	906

Net Assets Applicable to investors' beneficial interests	$2,613,749	$14,078,416

Net Assets consist of:
Paid-in capital	$2,613,749	$14,078,416

*Cost of investments:
Unaffiliated issuers	$2,602,543	$14,049,342

See Notes to Financial Statements

GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
September 30, 2007	September 30, 2007	September 30, 2007	September 30, 2007	September 30, 2007

$499,545	$318,546	$34,875	$2,111,103	$567,279
520,500	-	721,000	-	-

1,020,045	318,546	755,875	2,111,103	567,279
405	44	78	45,044	5,508
2,767	762	852	15,738	3,291
-	-	-	931	194
25	-	25	109	-

1,023,242	319,352	756,830	2,172,925	576,272

-	20,162	-	18,487	-
62	21	49	96	26
30	33	26	4	22

92	20,216	75	18,587	48

$1,023,150	$299,136	$756,755	$2,154,338	$576,224

$1,023,150	$299,136	$756,755	$2,154,338	$576,224

$1,020,045	$318,546	$755,875	$2,111,103	$567,279

Statements of Operations (Unaudited)

Institutional Liquidity Trust

(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES
	For the Six Months Ended September 30, 2007	For the Six Months Ended September 30, 2007
Investment Income

Income:
Interest income-unaffiliated issuers (Note A)	$65,922	$298,501

Expenses:
Investment management fees (Note B)	980	4,441
Audit fees	15	11
Custodian fees (Note B)	256	638
Insurance expense	36	104
Legal fees	1	1
Rating agency fees	-	10
Shareholder reports	3	3
Trustees' fees and expenses	13	14
Miscellaneous	36	101

Total expenses	1,340	5,323
Investment management fees waived (Note B)	-	-

Expenses reduced by custodian fee expense offset arrangement (Note B)	(67)	(129)

Total net expenses	1,273	5,194

Net investment income	$64,649	$293,307

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(69)	(120)

Net increase (decrease) in net assets resulting from operations	$64,580	$293,187

See Notes to Financial Statements

GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
For the Six Months Ended September 30, 2007	Period from July 9, 2007 (Commencement of Operations) to September 30, 2007	For the Six Months Ended September 30, 2007	Period from September 10, 2007 (Commencement of Operations) to September 30, 2007	Period from September 10, 2007 (Commencement of Operations) to September 30, 2007

$18,961	$2,784	$12,071	$4,585	$1,271

290	44	196	251	80
16	10	5	5	13
67	22	63	101	27
8	-	2	-	-
5	2	6	1	1
4	1	4	-	-
3	2	3	-	-
13	6	13	1	1
6	-	4	2	1

412	87	296	361	123
-	-	-	(156)	(54)

(20)	-	(21)	(96)	(22)

392	87	275	109	47

$18,569	$2,697	$11,796	$4,476	$1,224

(6)	-	50	2	2

$18,563	$2,697	$11,846	$4,478	$1,226

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

	MONEY MARKET MASTER SERIES
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$64,649	$129,526
Net realized gain (loss) on investments	(69)	(78)
Net increase (decrease) in net assets resulting from operations	64,580	129,448

Transactions in Investors' Beneficial Interest:
Contribution from initial capitalization	-	-
Contributions	4,493,841	5,640,176
Withdrawals	(4,437,908)	(5,506,910)
Net increase (decrease) from transactions in investors' beneficial interest	55,933	133,266
Net Increase (Decrease) in Net Assets	120,513	262,714

Net Assets:
Beginning of period	2,493,236	2,230,522
End of period	$2,613,749	$2,493,236

See Notes to Financial Statements

PRIME MASTER SERIES		GOVERNMENT MASTER SERIES
Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007

$293,307	$291,330	$18,569	$7,760
(120)	(95)	(6)	-
293,187	291,235	18,563	7,760

-	-	-	100
40,170,218	35,971,111	1,677,075	1,008,074
(32,867,793)	(32,985,741)	(1,442,247)	(246,175)
7,302,425	2,985,370	234,828	761,999
7,595,612	3,276,605	253,391	769,759

6,482,804	3,206,199	769,759	-
$14,078,416	$6,482,804	$1,023,150	$769,759

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

GOVERNMENT RESERVES MASTER SERIES
Period from July 9, 2007 (Commencement of Operations) to September 30, 2007
(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,697
Net realized gain (loss) on investments	-
Net increase (decrease) in net assets resulting from operations	2,697

Transactions in Investors' Beneficial Interest:
Contribution from initial capitalization	-
Contributions	434,591
Withdrawals	(138,152)
Net increase (decrease) from transactions in investors' beneficial interest	296,439
Net Increase (Decrease) in Net Assets	299,136

Net Assets:
Beginning of period	-
End of period	$299,136

See Notes to Financial Statements

TREASURY MASTER SERIES		TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
Six Months Ended September 30, 2007 (Unaudited)	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007	Period from September 10, 2007 (Commencement of Operations) to September 30, 2007 (Unaudited)	Period from September 10, 2007 (Commencement of Operations) to September 30, 2007 (Unaudited)

$11,796	$6,723	$4,476	$1,224
50	-	2	2
11,846	6,723	4,478	1,226

-	-	-	-
997,527	814,761	2,882,228	766,441
(708,859)	(365,243)	(732,368)	(191,443)
288,668	449,518	2,149,860	574,998
300,514	456,241	2,154,338	576,224

456,241	-	-	-
$756,755	$456,241	$2,154,338	$576,224

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A-Summary of Significant Accounting Policies:

1	General: The Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Government Master Series had no operations until December 18, 2006 other than matters relating to its organization and the contribution of beneficial interest from the Institutional Class of Government Portfolio of $100,000 on December 4, 2006. Each of Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series had no operations until July 9, 2007, December 18, 2006, September 10, 2007 and September 10, 2007, respectively other than matters relating to its organization.

Other investment companies sponsored by Neuberger Berman Management Inc. ("Management") and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: It is the policy of the Money Market Master Series, Prime Master Series, Government Master Series, and Treasury Master Series, and it is the intention of Government Reserves Master Series, Tax-Exempt Master Series and Municipal Master Series, to comply with the requirements of the Internal Revenue Code. It is also the policy of the Money Market Master Series, Prime Master Series, Government Master Series, and Treasury Master Series, and the intention of Government Reserves Master Series, Tax-Exempt Master Series and Municipal Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such for Money Market Master Series, Prime Master Series, Government Master Series, and Treasury Master Series and so that its investors will be able to qualify as a regulated investment company for Government Reserves Master Series, Tax-Exempt Master Series and Municipal Master Series. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5	Concentration of risk: Money Market Master Series and Prime Master Series normally concentrate in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on these Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a series of the Trust are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7	Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8	Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B-Management Fees and Other Transactions with Affiliates:

Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series (except Tax-Exempt and Municipal) pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt and Municipal pay Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee so that the management fee was 0.08% of its average daily net assets for Tax-Exempt and Municipal. For the period ended September 30, 2007, such waived fees amounted to $155,568 for Tax-Exempt and $54,293 for Municipal, respectively.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2007, the impact of this arrangement was a reduction of expenses of $67,219, $129,174, $20,040, $491, $21,185, $95,949 and $21,991 for Money Market Master Series, Prime Master Series,

Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C-Securities Transactions:

All securities transactions for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, were short-term.

Note D-Line of Credit:

On May 25, 2007 the Master Series became a participant in a single committed, unsecured $300,000,000 line of credit with State Street Bank and Trust Company ("State Street") and Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which the Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at September 30, 2007. During the six months ended September 30, 2007, the Master Series did not utilize either line of credit.

Note E-Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

Note F-Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Money Market Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31, 2007		Year Ended March 31, 2006		Period from December 30, 2004^ to March 31, 2005
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%		.11%		.11	%*
Net Expenses	.10	%*	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	5.28	%*	5.14%		3.72%		2.38	%*
Total Return†	+2.66	%**	+5.27	%@	+3.87	%@	+0.63	%**@
Net Assets, End of Period (in millions)	$2,613.7		$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights

Financial Highlights

Prime Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Year Ended March 31, 2007		Year Ended March 31, 2006		Period from December 27, 2004^ to March 31, 2005
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.10%		.11%		.12	% *
Net Expenses	.09	%*	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	5.28	%*	5.19%		3.78%		2.43	%*
Total Return†	+2.67	%**	+5.29	%@	+3.87	%@	+0.66	%**@
Net Assets, End of Period (in millions)	$14,078.4		$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights

Financial Highlights

Government Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.13	%*
Net Expenses	.11	%*	.13	%*
Net Investment Income (Loss)	5.12	%*	5.17	%*
Total Return†	+2.59	%**	+1.49	%**
Net Assets, End of Period (in millions)	$1,023.2		$769.8

See Notes to Financial Highlights

Financial Highlights

Government Reserves Master Series

	Period from July 9, 2007^ to September 30, 2007 (Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.16	%*
Net Expenses	.16	%*
Net Investment Income (Loss)	4.95	%*
Total Return†	+1.16	%**
Net Assets, End of Period (in millions)	$299.1

See Notes to Financial Highlights

Financial Highlights

Treasury Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.12	%*	.12	%*
Net Expenses	.11	%*	.12	%*
Net Investment Income (Loss)	4.81	%*	5.05	%*
Total Return†	+2.47	%**	+1.46	%**
Net Assets, End of Period (in millions)	$756.8		$456.2

See Notes to Financial Highlights

Financial Highlights

Tax-Exempt Master Series

	Period from September 10, 2007^ to September 30, 2007 (Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.17	%*
Net Expenses‡	.09	%*
Net Investment Income (Loss)	3.74	%*
Total Return†@	+0.21	%**
Net Assets, End of Period (in millions)	$2,154.3

See Notes to Financial Highlights

Financial Highlights

Municipal Master Series

	Period from September 10, 2007^ to September 30, 2007 (Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.21	%*
Net Expenses‡	.14	%*
Net Investment Income (Loss)	3.77	%*
Total Return†@	+0.22	%**
Net Assets, End of Period (in millions)	$576.2

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006	Period Ended March 31, 2005
Money Market Master Series	-	.12%	.13%	.13	%(1)
Prime Master Series	-	.11%	.12%	.13	%(2)
Tax-Exempt Master Series(3)	.22%	-	-	-
Municipal Master Series(3)	.31%	-	-	-

(1)	Period from December 30, 2004 (commencement of operations) to March 31, 2005.

(2)	Period from December 27, 2004 (commencement of operations) to March 31, 2005.

(3)	Period from September 10, 2007 (commencement of operations) to September 30, 2007.

†

Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

@	Total return would have been lower had Management not waived a portion of the investment management fee.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements (Money Market, Prime, Government and Treasury Portfolios and Master Series)

At a meeting held on September 27, 2007, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series, Prime Master Series, Government Master Series and Treasury Master Series (each, a "Master Series"). Each of Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio (each, a "Feeder Portfolio") invests all of its net investable assets in Money Market Master Series, Prime Master Series, Government Master Series and Treasury Master Series, respectively. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management. The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund or similar funds managed by Management compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund or similar funds managed by Management. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of Money Market Master Series and Prime Master Series, the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a former series of Lehman Brothers Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, which also invests in Money Market Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the performance of Government Master Series and Treasury Master Series, since each Fund had less than a year of performance information, the Board considered the performance of a broadly similar fund managed by Management relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies as each Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund. The Board also considered the profitability of Management and its affiliates from their association with Money Market Master Series and Prime Master Series.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds. The Board noted that Management has also established voluntary limits which further reduce Fund expenses.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to any separate accounts managed in a similar style to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and any such separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limits for each Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to Money Market Master Series and Prime Master Series were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Master Series, the Board reviewed specific data as to Management's profit or loss on each Master Series for a recent period and the trend in profit or loss over recent years. The Board did not review profitability data for Management of Government Master Series or Treasury Master Series because each Master Series has been operating for less than a year, but considered the profitability of a broadly comparable fund. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management's level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that it retained confidence in Management's and Lehman Brothers Asset Management's capabilities to manage the Funds; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

Board Consideration of the Management and Sub-Advisory Agreements (Government Reserves, Municipal and Tax-Exempt Portfolios and Master Series)

At a meeting held on September 27, 2006, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series (each, a "Master Series"). Additionally, at a meeting held on September 27, 2007, the Board approved the continuance of the Agreements, noting that the Master Series had been operational for only a very short period of time and the underlying factors supporting the initial approval of the Agreements remained the same. Each of Government Reserves Portfolio, Municipal Portfolio and Tax-Exempt Portfolio (each, a "Feeder Portfolio") invests all of its net investable assets in Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series, respectively. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Lehman Brothers Asset Management; (2) the performance of similar funds managed by Management compared to a relevant market index and a peer group of investment companies; (3) the costs of the services to be provided; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of similar funds managed by Management. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who would perform services for the Funds. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund, the Board considered the performance of at least one similar fund managed by Management relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies as the Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to any advised and/or sub-advised funds managed in a similar style to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and any such advised and/or sub-advised funds and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for each Fund.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to each Fund.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Web site: www.lehman.com/lbilf

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  H0600 11/07

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Institutional Liquidity Trust (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for each series of the Registrant is disclosed in the semi-annual report of Lehman Brothers Institutional Liquidity Funds, a "feeder" fund operating in the master-feeder structure that invests its assets in the Registrant; the schedule of investments is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable to the Registrant.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL LIQUIDITY TRUST

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

By: /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: November 29, 2007